UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02031
MFS SERIES TRUST V
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Research Fund

Class A-MFRFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$36	0.74%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,325,858,821	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	102
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Global equity sectors
Technology	32.2%
Capital Goods	13.3%
Financial Services	12.9%
Communication Services	10.5%
Consumer Cyclicals	10.3%
Health Care	9.9%
Energy	7.0%
Consumer Staples	3.2%
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFRA-SEM

MFS® Research Fund

Class B-MFRBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$73	1.49%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,325,858,821	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	102
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Global equity sectors
Technology	32.2%
Capital Goods	13.3%
Financial Services	12.9%
Communication Services	10.5%
Consumer Cyclicals	10.3%
Health Care	9.9%
Energy	7.0%
Consumer Staples	3.2%
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFRB-SEM

MFS® Research Fund

Class C-MFRCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$73	1.49%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,325,858,821	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	102
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Global equity sectors
Technology	32.2%
Capital Goods	13.3%
Financial Services	12.9%
Communication Services	10.5%
Consumer Cyclicals	10.3%
Health Care	9.9%
Energy	7.0%
Consumer Staples	3.2%
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFRC-SEM

MFS® Research Fund

Class I-MRFIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$24	0.49%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,325,858,821	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	102
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Global equity sectors
Technology	32.2%
Capital Goods	13.3%
Financial Services	12.9%
Communication Services	10.5%
Consumer Cyclicals	10.3%
Health Care	9.9%
Energy	7.0%
Consumer Staples	3.2%
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFRI-SEM

MFS® Research Fund

Class R1-MFRLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$73	1.50%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,325,858,821	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	102
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Global equity sectors
Technology	32.2%
Capital Goods	13.3%
Financial Services	12.9%
Communication Services	10.5%
Consumer Cyclicals	10.3%
Health Care	9.9%
Energy	7.0%
Consumer Staples	3.2%
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFRR1-SEM

MFS® Research Fund

Class R2-MSRRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$49	0.99%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,325,858,821	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	102
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Global equity sectors
Technology	32.2%
Capital Goods	13.3%
Financial Services	12.9%
Communication Services	10.5%
Consumer Cyclicals	10.3%
Health Care	9.9%
Energy	7.0%
Consumer Staples	3.2%
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFRR2-SEM

MFS® Research Fund

Class R3-MFRHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$36	0.74%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,325,858,821	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	102
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)

Portfolio structure
Equities	99.3%
Money Market Funds	0.7%

Global equity sectors
Technology	32.2%
Capital Goods	13.3%
Financial Services	12.9%
Communication Services	10.5%
Consumer Cyclicals	10.3%
Health Care	9.9%
Energy	7.0%
Consumer Staples	3.2%

Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFRR3-SEM

MFS® Research Fund

Class R4-MFRJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$24	0.49%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,325,858,821	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	102
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)

Portfolio structure
Equities	99.3%
Money Market Funds	0.7%

Global equity sectors
Technology	32.2%
Capital Goods	13.3%
Financial Services	12.9%
Communication Services	10.5%
Consumer Cyclicals	10.3%
Health Care	9.9%
Energy	7.0%
Consumer Staples	3.2%

Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFRR4-SEM

MFS® Research Fund

Class R6-MFRKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$21	0.43%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,325,858,821	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	102
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)

Portfolio structure
Equities	99.3%
Money Market Funds	0.7%

Global equity sectors
Technology	32.2%
Capital Goods	13.3%
Financial Services	12.9%
Communication Services	10.5%
Consumer Cyclicals	10.3%
Health Care	9.9%
Energy	7.0%
Consumer Staples	3.2%

Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	5.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., "A"	2.9%
Mastercard, Inc., "A"	2.5%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFRR6-SEM

MFS® International New Discovery Fund

Class A-MIDAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$64	1.30%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,283,032,971	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	295
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Issuer country weightings
Japan	24.8%
United Kingdom	10.1%
Australia	5.7%
Italy	5.6%
Canada	5.0%
Hong Kong	4.3%
South Korea	4.3%
India	4.2%
Taiwan	4.0%
Other Countries	32.0%
Top ten holdings
Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MIOA-SEM

MFS® International New Discovery Fund

Class B-MIDBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$100	2.04%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,283,032,971	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	295
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Issuer country weightings
Japan	24.8%
United Kingdom	10.1%
Australia	5.7%
Italy	5.6%
Canada	5.0%
Hong Kong	4.3%
South Korea	4.3%
India	4.2%
Taiwan	4.0%
Other Countries	32.0%
Top ten holdings
Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MIOB-SEM

MFS® International New Discovery Fund

Class C-MIDCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$101	2.05%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,283,032,971	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	295
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Issuer country weightings
Japan	24.8%
United Kingdom	10.1%
Australia	5.7%
Italy	5.6%
Canada	5.0%
Hong Kong	4.3%
South Korea	4.3%
India	4.2%
Taiwan	4.0%
Other Countries	32.0%
Top ten holdings
Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MIOC-SEM

MFS® International New Discovery Fund

Class I-MWNIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$52	1.05%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,283,032,971	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	295
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)

Portfolio structure
Equities	96.6%
Money Market Funds	3.4%

Issuer country weightings
Japan	24.8%
United Kingdom	10.1%
Australia	5.7%
Italy	5.6%
Canada	5.0%
Hong Kong	4.3%
South Korea	4.3%
India	4.2%
Taiwan	4.0%
Other Countries	32.0%

Top ten holdings
Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MIOI-SEM

MFS® International New Discovery Fund

Class R1-MIDGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$101	2.05%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,283,032,971	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	295
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)

Portfolio structure
Equities	96.6%
Money Market Funds	3.4%

Issuer country weightings
Japan	24.8%
United Kingdom	10.1%
Australia	5.7%
Italy	5.6%
Canada	5.0%
Hong Kong	4.3%
South Korea	4.3%
India	4.2%
Taiwan	4.0%
Other Countries	32.0%

Top ten holdings
Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MIOR1-SEM

MFS® International New Discovery Fund

Class R2-MIDRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$76	1.55%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,283,032,971	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	295
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)

Portfolio structure
Equities	96.6%
Money Market Funds	3.4%

Issuer country weightings
Japan	24.8%
United Kingdom	10.1%
Australia	5.7%
Italy	5.6%
Canada	5.0%
Hong Kong	4.3%
South Korea	4.3%
India	4.2%
Taiwan	4.0%
Other Countries	32.0%

Top ten holdings
Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MIOR2-SEM

MFS® International New Discovery Fund

Class R3-MIDHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$64	1.30%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,283,032,971	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	295
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Issuer country weightings
Japan	24.8%
United Kingdom	10.1%
Australia	5.7%
Italy	5.6%
Canada	5.0%
Hong Kong	4.3%
South Korea	4.3%
India	4.2%
Taiwan	4.0%
Other Countries	32.0%
Top ten holdings
Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MIOR3-SEM

MFS® International New Discovery Fund

Class R4-MIDJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$52	1.05%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,283,032,971	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	295
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Issuer country weightings
Japan	24.8%
United Kingdom	10.1%
Australia	5.7%
Italy	5.6%
Canada	5.0%
Hong Kong	4.3%
South Korea	4.3%
India	4.2%
Taiwan	4.0%
Other Countries	32.0%
Top ten holdings
Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MIOR4-SEM

MFS® International New Discovery Fund

Class R6-MIDLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$44	0.89%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,283,032,971	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	295
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Issuer country weightings
Japan	24.8%
United Kingdom	10.1%
Australia	5.7%
Italy	5.6%
Canada	5.0%
Hong Kong	4.3%
South Korea	4.3%
India	4.2%
Taiwan	4.0%
Other Countries	32.0%
Top ten holdings
Agnico Eagle Mines Ltd.	1.3%
Italgas S.p.A.	1.1%
ASMPT Ltd.	1.1%
Symrise AG	1.1%
OBIC Co. Ltd.	1.1%
Alamos Gold, Inc.	1.0%
GEA Group AG	1.0%
Dollarama, Inc.	1.0%
Techtronic Industries Co. Ltd.	0.9%
Federal Bank Ltd.	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MIOR6-SEM

MFS® Total Return Fund

Class A-MSFRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$37	0.72%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,475,317,176	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	953
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	58.0%
Fixed Income	40.3%
Money Market Funds	1.7%
Equity sectors
Financials	14.2%
Health Care	10.6%
Industrials	6.4%
Consumer Staples	5.8%
Information Technology	5.0%
Energy	4.7%
Utilities	3.3%
Communication Services	3.3%
Consumer Discretionary	2.5%
Materials	2.2%
Composition including fixed income credit quality
AAA	6.2%
AA	1.7%
A	5.7%
BBB	7.0%
CCC	0.0%
U.S. Government	10.5%
Federal Agencies	9.2%
Not Rated	0.0%
Non-Fixed Income	58.0%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTRA-SEM

MFS® Total Return Fund

Class B-MTRBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$74	1.47%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,475,317,176	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	953
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	58.0%
Fixed Income	40.3%
Money Market Funds	1.7%
Equity sectors
Financials	14.2%
Health Care	10.6%
Industrials	6.4%
Consumer Staples	5.8%
Information Technology	5.0%
Energy	4.7%
Utilities	3.3%
Communication Services	3.3%
Consumer Discretionary	2.5%
Materials	2.2%
Composition including fixed income credit quality
AAA	6.2%
AA	1.7%
A	5.7%
BBB	7.0%
CCC	0.0%
U.S. Government	10.5%
Federal Agencies	9.2%
Not Rated	0.0%
Non-Fixed Income	58.0%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTRB-SEM

MFS® Total Return Fund

Class C-MTRCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$74	1.47%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,475,317,176	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	953
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	58.0%
Fixed Income	40.3%
Money Market Funds	1.7%
Equity sectors
Financials	14.2%
Health Care	10.6%
Industrials	6.4%
Consumer Staples	5.8%
Information Technology	5.0%
Energy	4.7%
Utilities	3.3%
Communication Services	3.3%
Consumer Discretionary	2.5%
Materials	2.2%
Composition including fixed income credit quality
AAA	6.2%
AA	1.7%
A	5.7%
BBB	7.0%
CCC	0.0%
U.S. Government	10.5%
Federal Agencies	9.2%
Not Rated	0.0%
Non-Fixed Income	58.0%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTRC-SEM

MFS® Total Return Fund

Class I-MTRIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$24	0.47%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,475,317,176	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	953
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	58.0%
Fixed Income	40.3%
Money Market Funds	1.7%
Equity sectors
Financials	14.2%
Health Care	10.6%
Industrials	6.4%
Consumer Staples	5.8%
Information Technology	5.0%
Energy	4.7%
Utilities	3.3%
Communication Services	3.3%
Consumer Discretionary	2.5%
Materials	2.2%
Composition including fixed income credit quality
AAA	6.2%
AA	1.7%
A	5.7%
BBB	7.0%
CCC	0.0%
U.S. Government	10.5%
Federal Agencies	9.2%
Not Rated	0.0%
Non-Fixed Income	58.0%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTRI-SEM

MFS® Total Return Fund

Class R1-MSFFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$74	1.47%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,475,317,176	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	953
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	58.0%
Fixed Income	40.3%
Money Market Funds	1.7%
Equity sectors
Financials	14.2%
Health Care	10.6%
Industrials	6.4%
Consumer Staples	5.8%
Information Technology	5.0%
Energy	4.7%
Utilities	3.3%
Communication Services	3.3%
Consumer Discretionary	2.5%
Materials	2.2%
Composition including fixed income credit quality
AAA	6.2%
AA	1.7%
A	5.7%
BBB	7.0%
CCC	0.0%
U.S. Government	10.5%
Federal Agencies	9.2%
Not Rated	0.0%
Non-Fixed Income	58.0%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTRR1-SEM

MFS® Total Return Fund

Class R2-MTRRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$49	0.97%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,475,317,176	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	953
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	58.0%
Fixed Income	40.3%
Money Market Funds	1.7%
Equity sectors
Financials	14.2%
Health Care	10.6%
Industrials	6.4%
Consumer Staples	5.8%
Information Technology	5.0%
Energy	4.7%
Utilities	3.3%
Communication Services	3.3%
Consumer Discretionary	2.5%
Materials	2.2%
Composition including fixed income credit quality
AAA	6.2%
AA	1.7%
A	5.7%
BBB	7.0%
CCC	0.0%
U.S. Government	10.5%
Federal Agencies	9.2%
Not Rated	0.0%
Non-Fixed Income	58.0%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTRR2-SEM

MFS® Total Return Fund

Class R3-MSFHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$37	0.72%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,475,317,176	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	953
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	58.0%
Fixed Income	40.3%
Money Market Funds	1.7%
Equity sectors
Financials	14.2%
Health Care	10.6%
Industrials	6.4%
Consumer Staples	5.8%
Information Technology	5.0%
Energy	4.7%
Utilities	3.3%
Communication Services	3.3%
Consumer Discretionary	2.5%
Materials	2.2%
Composition including fixed income credit quality
AAA	6.2%
AA	1.7%
A	5.7%
BBB	7.0%
CCC	0.0%
U.S. Government	10.5%
Federal Agencies	9.2%
Not Rated	0.0%
Non-Fixed Income	58.0%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTRR3-SEM

MFS® Total Return Fund

Class R4-MSFJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$24	0.47%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,475,317,176	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	953
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	58.0%
Fixed Income	40.3%
Money Market Funds	1.7%
Equity sectors
Financials	14.2%
Health Care	10.6%
Industrials	6.4%
Consumer Staples	5.8%
Information Technology	5.0%
Energy	4.7%
Utilities	3.3%
Communication Services	3.3%
Consumer Discretionary	2.5%
Materials	2.2%
Composition including fixed income credit quality
AAA	6.2%
AA	1.7%
A	5.7%
BBB	7.0%
CCC	0.0%
U.S. Government	10.5%
Federal Agencies	9.2%
Not Rated	0.0%
Non-Fixed Income	58.0%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTRR4-SEM

MFS® Total Return Fund

Class R6-MSFKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$20	0.39%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	7,475,317,176	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	953
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	58.0%
Fixed Income	40.3%
Money Market Funds	1.7%
Equity sectors
Financials	14.2%
Health Care	10.6%
Industrials	6.4%
Consumer Staples	5.8%
Information Technology	5.0%
Energy	4.7%
Utilities	3.3%
Communication Services	3.3%
Consumer Discretionary	2.5%
Materials	2.2%
Composition including fixed income credit quality
AAA	6.2%
AA	1.7%
A	5.7%
BBB	7.0%
CCC	0.0%
U.S. Government	10.5%
Federal Agencies	9.2%
Not Rated	0.0%
Non-Fixed Income	58.0%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTRR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Research Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Research Fund
Portfolio of Investments − 3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 3.3%
Curtiss-Wright Corp.	54,493	$37,116,272
General Dynamics Corp.	177,010	60,753,372
Howmet Aerospace, Inc.	224,554	51,750,715
RTX Corp.	470,649	90,788,192
		$240,408,551
Auto & Auto Components – 0.4%
Aptiv PLC (a)	504,482	$29,512,197
Brokerage & Asset Managers – 1.3%
Charles Schwab Corp.	736,198	$69,187,888
KKR & Co., Inc.	286,132	26,467,210
		$95,655,098
Business Services – 1.8%
Accenture PLC, “A”	303,552	$60,191,326
Cognizant Technology Solutions Corp., “A”	475,488	29,171,189
TransUnion	631,196	43,672,451
		$133,034,966
Conglomerates – 0.6%
Honeywell International, Inc.	196,726	$44,465,978
Construction – 2.6%
Allegion PLC	191,705	$27,852,819
CRH PLC	526,643	55,360,712
Ferguson Enterprises, Inc.	192,780	44,967,863
Pulte Homes, Inc.	276,806	32,555,154
Sherwin-Williams Co.	85,115	27,283,613
		$188,020,161
Consumer Products – 1.0%
Colgate-Palmolive Co.	445,810	$37,996,386
Estée Lauder Cos., Inc., “A”	72,386	5,195,143
Kenvue, Inc.	1,709,044	29,463,919
		$72,655,448
Consumer Services – 0.7%
Uber Technologies, Inc. (a)	667,775	$48,033,056
Diversified Financial Services – 4.2%
CME Group, Inc.	241,850	$71,430,397
Mastercard, Inc., “A”	369,522	184,635,363
Moody's Corp.	115,961	50,587,986
		$306,653,746
MFRFS-SEM
1

MFS Research Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 2.3%
Amphenol Corp., “A”	544,223	$68,762,576
Emerson Electric Co.	328,205	43,001,419
Versigent PLC (a)	168,160	5,355,917
W.W. Grainger, Inc.	44,928	49,007,912
		$166,127,824
Energy - Independent – 3.5%
ConocoPhillips	561,218	$74,080,776
EQT Corp.	245,307	15,611,337
Exxon Mobil Corp.	835,527	141,755,511
Valero Energy Corp.	97,336	24,049,779
		$255,497,403
Energy - Renewables – 0.6%
GE Vernova, Inc.	49,992	$43,638,017
Food & Beverages – 1.4%
Mondelez International, Inc.	494,404	$28,497,447
PepsiCo, Inc.	382,663	59,423,737
Tyson Foods, Inc., “A”	239,588	15,350,403
		$103,271,587
Global Systemically Important Banks – 3.4%
JPMorgan Chase & Co.	619,334	$182,183,289
Morgan Stanley	410,147	67,497,892
		$249,681,181
Hardware, Peripherals, & Assembly – 8.7%
Apple, Inc.	1,975,830	$501,445,896
Arista Networks, Inc. (a)	499,702	61,353,412
Seagate Technology Holdings PLC	110,982	43,478,308
Shopify, Inc. (a)	267,957	31,785,059
		$638,062,675
Health Maintenance Organizations – 1.1%
Cigna Group	221,596	$59,110,733
Humana, Inc.	128,499	22,280,442
		$81,391,175
Insurance – 3.0%
Aon PLC	212,269	$68,516,188
Chubb Ltd.	223,798	72,942,482
Progressive Corp.	253,482	50,250,272
Willis Towers Watson PLC	86,380	25,110,666
		$216,819,608
Interactive Media Services – 7.4%
Alphabet, Inc., “A”	1,176,414	$338,289,610
Meta Platforms, Inc., “A”	362,827	207,584,211
		$545,873,821
2

MFS Research Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 3.3%
Caterpillar, Inc.	106,629	$75,542,381
Ingersoll Rand, Inc.	366,794	29,387,535
Nordson Corp.	126,476	33,650,205
Pentair PLC	454,909	39,627,123
Trane Technologies PLC	144,695	60,300,194
		$238,507,438
Media – 2.1%
Omnicom Group, Inc.	629,360	$47,397,102
Spotify Technology S.A. (a)	164,253	79,647,922
TKO Group Holdings, Inc.	121,294	24,458,935
		$151,503,959
Medical & Health Technology & Services – 0.7%
McKesson Corp.	58,291	$50,442,700
Medical Equipment – 4.3%
Becton, Dickinson and Co.	318,996	$50,155,741
Boston Scientific Corp. (a)	644,533	40,444,446
Medtronic PLC	752,912	65,239,825
STERIS PLC	161,430	35,697,016
Thermo Fisher Scientific, Inc.	149,840	73,650,855
Waters Corp. (a)	174,253	51,892,543
		$317,080,426
Natural Gas - Pipeline – 0.2%
Cheniere Energy, Inc.	51,629	$14,650,245
Non-Global Systemically Important Banks – 1.0%
PNC Financial Services Group, Inc.	367,472	$76,467,248
Oil Services – 0.1%
TechnipFMC PLC	162,486	$11,232,657
Pharmaceuticals & Biotechnology – 3.7%
Gilead Sciences, Inc.	475,810	$66,313,640
Johnson & Johnson	434,333	106,168,358
Pfizer, Inc.	2,555,850	71,768,268
Vertex Pharmaceuticals, Inc. (a)	65,477	29,238,100
		$273,488,366
Pollution Control – 0.5%
GFL Environmental, Inc.	846,621	$35,321,028
Restaurants – 2.0%
Aramark	1,653,376	$67,027,863
Starbucks Corp.	462,913	41,472,376
U.S. Foods Holding Corp. (a)	390,824	36,037,881
		$144,538,120
3

MFS Research Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Retail & E-commerce – 6.6%
Amazon.com, Inc. (a)(s)	1,582,494	$329,586,025
BJ's Wholesale Club Holdings, Inc. (a)	488,818	48,109,468
Floor & Decor Holdings, Inc., “A” (a)	461,890	23,464,012
TJX Cos., Inc.	343,570	54,868,129
Tractor Supply Co.	565,204	25,603,741
		$481,631,375
Semiconductor & Electronic Components – 13.5%
Broadcom, Inc.	730,233	$226,014,416
Coherent Corp. (a)	164,942	39,290,834
Lam Research Corp.	512,837	109,572,753
NVIDIA Corp. (s)	3,505,420	611,345,248
		$986,223,251
Software – 8.2%
Autodesk, Inc. (a)	186,962	$44,758,703
Cadence Design Systems, Inc. (a)	161,587	44,900,179
Microsoft Corp. (s)	1,164,669	431,125,524
Okta, Inc. (a)	332,352	26,159,426
Salesforce, Inc.	279,194	52,117,144
		$599,060,976
Telecom - Infrastructure – 0.2%
American Tower Corp., REIT	105,403	$18,190,450
Telecom Services – 0.7%
T-Mobile USA, Inc.	254,934	$53,543,788
Tobacco – 0.8%
Philip Morris International, Inc.	378,833	$62,636,248
Transportation & Logistics – 0.4%
XPO, Inc. (a)	153,544	$29,871,985
Travel, Gaming, & Lodging – 1.1%
Hilton Worldwide Holdings, Inc.	185,081	$56,279,431
Viking Holdings Ltd. (a)	327,717	24,080,645
		$80,360,076
Utilities – 2.6%
Alliant Energy Corp.	544,124	$39,046,338
Duke Energy Corp.	357,167	46,767,447
NextEra Energy, Inc.	416,417	38,676,811
PG&E Corp.	1,722,995	30,273,022
PPL Corp.	901,002	34,418,277
		$189,181,895
Total Common Stocks (Identified Cost, $4,525,219,996)		$7,272,734,723

4

MFS Research Fund
Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (Identified Cost, $0)	CAD 11.5	N/A	30,929	$0

Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 3.71% (v) (Identified Cost, $51,535,892)	51,535,811	$51,535,811
Other Assets, Less Liabilities – 0.0%		1,588,287
Net Assets – 100.0%		$7,325,858,821

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $51,535,811 and
$7,272,734,723, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At March 31, 2026, the fund had cash collateral of $10,674 and other liquid securities collateral with an aggregate value of $553,042. Cash collateral posted and/or cash pledged in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
5

MFS Research Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 3/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $4,525,219,996)	$7,272,734,723
Investments in affiliated issuers, at value (identified cost, $51,535,892)	51,535,811
Cash pledged	10,674
Receivables for
Fund shares sold	4,189,421
Dividends	3,770,943
Other assets	49,355
Total assets	$7,332,290,927
Liabilities
Payable to custodian	$64,814
Payables for
Fund shares reacquired	3,053,918
Payable to affiliates
Investment adviser	159,180
Administrative services fee	3,196
Shareholder servicing costs	917,810
Distribution and service fees	18,886
Payable for independent Trustees' compensation	49,477
Accrued expenses and other liabilities	2,164,825
Total liabilities	$6,432,106
Net assets	$7,325,858,821
Net assets consist of
Paid-in capital	$4,210,336,731
Total distributable earnings (loss)	3,115,522,090
Net assets	$7,325,858,821
Shares of beneficial interest outstanding	134,224,397

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,403,853,048	26,285,489	$53.41
Class B	1,564,790	35,823	43.68
Class C	33,772,953	784,557	43.05
Class I	3,966,711,333	70,993,069	55.87
Class R1	1,879,342	45,321	41.47
Class R2	10,466,559	207,929	50.34
Class R3	17,293,649	328,239	52.69
Class R4	11,436,553	214,220	53.39
Class R6	1,878,880,594	35,329,750	53.18

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $56.67 [100 / 94.25 x $53.41]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS Research Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 3/31/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$48,154,838
Dividends from affiliated issuers	1,023,328
Other	90,827
Income on securities loaned	847
Foreign taxes withheld	(5,003)
Total investment income	$49,264,837
Expenses
Management fee	$16,630,869
Distribution and service fees	2,171,001
Shareholder servicing costs	2,126,736
Administrative services fee	280,115
Independent Trustees' compensation	74,855
Custodian fee	139,681
Shareholder communications	71,703
Audit and tax fees	36,445
Legal fees	20,021
Miscellaneous	154,977
Total expenses	$21,706,403
Fees paid indirectly	(9)
Reduction of expenses by investment adviser and distributor	(544,765)
Net expenses	$21,161,629
Net investment income (loss)	$28,103,208
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$467,069,425
Affiliated issuers	(19,232)
Foreign currency	6,094
Net realized gain (loss)	$467,056,287
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(720,093,124)
Affiliated issuers	815
Translation of assets and liabilities in foreign currencies	131
Net unrealized gain (loss)	$(720,092,178)
Net realized and unrealized gain (loss)	$(253,035,891)
Change in net assets from operations	$(224,932,683)
See Notes to Financial Statements
7

MFS Research Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25
Change in net assets
From operations
Net investment income (loss)	$28,103,208	$53,160,445
Net realized gain (loss)	467,056,287	1,172,510,502
Net unrealized gain (loss)	(720,092,178)	(223,312,669)
Change in net assets from operations	$(224,932,683)	$1,002,358,278
Total distributions to shareholders	$(1,122,307,689)	$(744,757,210)
Change in net assets from fund share transactions	$480,476,224	$(333,610,175)
Total change in net assets	$(866,764,148)	$(76,009,107)
Net assets
At beginning of period	8,192,622,969	8,268,632,076
At end of period	$7,325,858,821	$8,192,622,969
See Notes to Financial Statements
8

MFS Research Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$64.05	$62.33	$50.69	$46.50	$58.66	$48.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.27	$0.29	$0.34	$0.29	$0.20
Net realized and unrealized gain (loss)	(1.76)	7.25	14.91	7.37	(9.17)	12.41
Total from investment operations	$(1.61)	$7.52	$15.20	$7.71	$(8.88)	$12.61
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.30)	$(0.30)	$(0.34)	$(0.19)	$(0.28)
From net realized gain	(8.71)	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)
Total distributions declared to shareholders	$(9.03)	$(5.80)	$(3.56)	$(3.52)	$(3.28)	$(2.61)
Net asset value, end of period (x)	$53.41	$64.05	$62.33	$50.69	$46.50	$58.66
Total return (%) (r)(s)(t)(x)	(3.19)(n)	12.74	31.41	17.07	(16.34)	26.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76 (a)	0.76	0.77	0.81	0.79	0.78
Expenses after expense reductions (f)	0.74 (a)	0.76	0.77	0.81	0.78	0.78
Net investment income (loss)	0.50 (a)	0.46	0.52	0.68	0.52	0.37
Portfolio turnover rate	19 (n)	41	20	24	17	26
Net assets at end of period (000 omitted)	$1,403,853	$1,573,491	$1,549,852	$1,288,552	$1,198,757	$1,536,575
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	N/A	0.76	0.76	0.76	0.76

See Notes to Financial Statements
9

MFS Research Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$53.87	$53.38	$43.91	$40.69	$51.91	$43.39
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.15)	$(0.11)	$(0.03)	$(0.12)	$(0.19)
Net realized and unrealized gain (loss)	(1.42)	6.14	12.84	6.43	(8.01)	11.04
Total from investment operations	$(1.48)	$5.99	$12.73	$6.40	$(8.13)	$10.85
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(8.71)	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)
Total distributions declared to shareholders	$(8.71)	$(5.50)	$(3.26)	$(3.18)	$(3.09)	$(2.33)
Net asset value, end of period (x)	$43.68	$53.87	$53.38	$43.91	$40.69	$51.91
Total return (%) (r)(s)(t)(x)	(3.55)(n)	11.90	30.45	16.18	(16.97)	25.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51 (a)	1.51	1.52	1.56	1.53	1.53
Expenses after expense reductions (f)	1.49 (a)	1.51	1.52	1.56	1.53	1.53
Net investment income (loss)	(0.26)(a)	(0.29)	(0.23)	(0.06)	(0.25)	(0.39)
Portfolio turnover rate	19 (n)	41	20	24	17	26
Net assets at end of period (000 omitted)	$1,565	$2,544	$4,390	$5,386	$7,126	$12,047
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	N/A	1.51	1.51	1.51	1.51

See Notes to Financial Statements
10

MFS Research Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$53.22	$52.79	$43.46	$40.30	$51.44	$43.02
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.15)	$(0.11)	$(0.03)	$(0.11)	$(0.19)
Net realized and unrealized gain (loss)	(1.40)	6.08	12.70	6.37	(7.94)	10.94
Total from investment operations	$(1.46)	$5.93	$12.59	$6.34	$(8.05)	$10.75
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(8.71)	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)
Total distributions declared to shareholders	$(8.71)	$(5.50)	$(3.26)	$(3.18)	$(3.09)	$(2.33)
Net asset value, end of period (x)	$43.05	$53.22	$52.79	$43.46	$40.30	$51.44
Total return (%) (r)(s)(t)(x)	(3.56)(n)	11.92	30.44	16.19	(16.97)	25.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51 (a)	1.51	1.52	1.56	1.54	1.53
Expenses after expense reductions (f)	1.49 (a)	1.51	1.52	1.56	1.54	1.53
Net investment income (loss)	(0.25)(a)	(0.29)	(0.23)	(0.07)	(0.24)	(0.38)
Portfolio turnover rate	19 (n)	41	20	24	17	26
Net assets at end of period (000 omitted)	$33,773	$40,130	$45,538	$44,532	$47,651	$68,140
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	N/A	1.51	1.51	1.51	1.51

See Notes to Financial Statements
11

MFS Research Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$66.68	$64.66	$52.45	$48.01	$60.47	$50.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.44	$0.45	$0.48	$0.44	$0.35
Net realized and unrealized gain (loss)	(1.86)	7.53	15.45	7.61	(9.47)	12.77
Total from investment operations	$(1.63)	$7.97	$15.90	$8.09	$(9.03)	$13.12
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.45)	$(0.43)	$(0.47)	$(0.34)	$(0.41)
From net realized gain	(8.71)	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)
Total distributions declared to shareholders	$(9.18)	$(5.95)	$(3.69)	$(3.65)	$(3.43)	$(2.74)
Net asset value, end of period (x)	$55.87	$66.68	$64.66	$52.45	$48.01	$60.47
Total return (%) (r)(s)(t)(x)	(3.08)(n)	13.02	31.76	17.36	(16.15)	27.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51 (a)	0.51	0.52	0.56	0.54	0.53
Expenses after expense reductions (f)	0.49 (a)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.75 (a)	0.71	0.77	0.93	0.77	0.62
Portfolio turnover rate	19 (n)	41	20	24	17	26
Net assets at end of period (000 omitted)	$3,966,711	$4,500,046	$4,547,962	$3,701,927	$3,665,406	$4,577,919
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	N/A	0.51	0.51	0.51	0.51

See Notes to Financial Statements
12

MFS Research Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$51.58	$51.33	$42.34	$39.38	$50.34	$42.14
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.14)	$(0.11)	$(0.03)	$(0.11)	$(0.18)
Net realized and unrealized gain (loss)	(1.34)	5.89	12.36	6.22	(7.76)	10.71
Total from investment operations	$(1.40)	$5.75	$12.25	$6.19	$(7.87)	$10.53
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.05)	$—	$—
From net realized gain	(8.71)	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)
Total distributions declared to shareholders	$(8.71)	$(5.50)	$(3.26)	$(3.23)	$(3.09)	$(2.33)
Net asset value, end of period (x)	$41.47	$51.58	$51.33	$42.34	$39.38	$50.34
Total return (%) (r)(s)(t)(x)	(3.55)(n)	11.91	30.44	16.20	(16.98)	25.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51 (a)	1.51	1.52	1.56	1.54	1.53
Expenses after expense reductions (f)	1.50 (a)	1.51	1.52	1.56	1.54	1.53
Net investment income (loss)	(0.25)(a)	(0.30)	(0.23)	(0.07)	(0.23)	(0.39)
Portfolio turnover rate	19 (n)	41	20	24	17	26
Net assets at end of period (000 omitted)	$1,879	$1,932	$2,757	$3,329	$2,933	$3,416
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	N/A	1.51	1.51	1.51	1.51

See Notes to Financial Statements
13

MFS Research Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$60.78	$59.40	$48.30	$44.44	$56.29	$46.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.12	$0.14	$0.21	$0.14	$0.06
Net realized and unrealized gain (loss)	(1.66)	6.89	14.22	7.04	(8.76)	11.92
Total from investment operations	$(1.59)	$7.01	$14.36	$7.25	$(8.62)	$11.98
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.13)	$—	$(0.21)	$(0.14)	$(0.14)
From net realized gain	(8.71)	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)
Total distributions declared to shareholders	$(8.85)	$(5.63)	$(3.26)	$(3.39)	$(3.23)	$(2.47)
Net asset value, end of period (x)	$50.34	$60.78	$59.40	$48.30	$44.44	$56.29
Total return (%) (r)(s)(t)(x)	(3.31)(n)	12.47	31.09	16.78	(16.55)	26.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01 (a)	1.01	1.02	1.06	1.04	1.03
Expenses after expense reductions (f)	0.99 (a)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.25 (a)	0.21	0.27	0.44	0.27	0.12
Portfolio turnover rate	19 (n)	41	20	24	17	26
Net assets at end of period (000 omitted)	$10,467	$12,683	$14,229	$13,611	$32,036	$43,862
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	N/A	1.01	1.02	1.01	1.02

See Notes to Financial Statements
14

MFS Research Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$63.29	$61.64	$50.16	$46.05	$58.12	$48.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.26	$0.29	$0.34	$0.28	$0.20
Net realized and unrealized gain (loss)	(1.73)	7.17	14.75	7.29	(9.08)	12.29
Total from investment operations	$(1.59)	$7.43	$15.04	$7.63	$(8.80)	$12.49
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.28)	$(0.30)	$(0.34)	$(0.18)	$(0.27)
From net realized gain	(8.71)	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)
Total distributions declared to shareholders	$(9.01)	$(5.78)	$(3.56)	$(3.52)	$(3.27)	$(2.60)
Net asset value, end of period (x)	$52.69	$63.29	$61.64	$50.16	$46.05	$58.12
Total return (%) (r)(s)(t)(x)	(3.19)(n)	12.74	31.43	17.06	(16.34)	26.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76 (a)	0.76	0.77	0.81	0.79	0.78
Expenses after expense reductions (f)	0.74 (a)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.49 (a)	0.45	0.53	0.68	0.52	0.37
Portfolio turnover rate	19 (n)	41	20	24	17	26
Net assets at end of period (000 omitted)	$17,294	$22,863	$30,411	$35,981	$34,133	$43,493
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	N/A	0.76	0.76	0.76	0.76

See Notes to Financial Statements
15

MFS Research Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$64.11	$62.39	$50.73	$46.55	$58.72	$48.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.42	$0.43	$0.47	$0.42	$0.34
Net realized and unrealized gain (loss)	(1.76)	7.26	14.92	7.37	(9.16)	12.40
Total from investment operations	$(1.54)	$7.68	$15.35	$7.84	$(8.74)	$12.74
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.46)	$(0.43)	$(0.48)	$(0.34)	$(0.40)
From net realized gain	(8.71)	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)
Total distributions declared to shareholders	$(9.18)	$(5.96)	$(3.69)	$(3.66)	$(3.43)	$(2.73)
Net asset value, end of period (x)	$53.39	$64.11	$62.39	$50.73	$46.55	$58.72
Total return (%) (r)(s)(t)(x)	(3.07)(n)	13.02	31.75	17.35	(16.13)	27.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51 (a)	0.51	0.52	0.56	0.53	0.53
Expenses after expense reductions (f)	0.49 (a)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.75 (a)	0.70	0.77	0.94	0.76	0.62
Portfolio turnover rate	19 (n)	41	20	24	17	26
Net assets at end of period (000 omitted)	$11,437	$12,000	$14,458	$9,985	$11,620	$16,260
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	N/A	0.51	0.51	0.51	0.51

See Notes to Financial Statements
16

MFS Research Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$63.92	$62.22	$50.60	$46.44	$58.60	$48.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.46	$0.47	$0.50	$0.46	$0.38
Net realized and unrealized gain (loss)	(1.76)	7.23	14.88	7.35	(9.15)	12.37
Total from investment operations	$(1.52)	$7.69	$15.35	$7.85	$(8.69)	$12.75
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.49)	$(0.47)	$(0.51)	$(0.38)	$(0.44)
From net realized gain	(8.71)	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)
Total distributions declared to shareholders	$(9.22)	$(5.99)	$(3.73)	$(3.69)	$(3.47)	$(2.77)
Net asset value, end of period (x)	$53.18	$63.92	$62.22	$50.60	$46.44	$58.60
Total return (%) (r)(s)(t)(x)	(3.05)(n)	13.09	31.85	17.44	(16.09)	27.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45 (a)	0.45	0.46	0.49	0.47	0.46
Expenses after expense reductions (f)	0.43 (a)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.81 (a)	0.77	0.83	1.00	0.84	0.68
Portfolio turnover rate	19 (n)	41	20	24	17	26
Net assets at end of period (000 omitted)	$1,878,881	$2,026,936	$2,059,035	$1,927,972	$1,788,197	$2,180,565
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	N/A	0.45	0.45	0.45	0.45

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
17

MFS Research Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Research Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
18

MFS Research Fund
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$7,125,980,714	$—	$—	$7,125,980,714
Sweden	79,647,922	—	—	79,647,922
Canada	67,106,087	0	—	67,106,087
Investment Companies	51,535,811	—	—	51,535,811
Total	$7,324,270,534	$0	$—	$7,324,270,534
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days.  The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2026, there were no securities on loan or collateral outstanding.
19

MFS Research Fund
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the six months ended March 31, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/25
Ordinary income (including any short-term capital gains)	$61,112,321
Long-term capital gains	683,644,889
Total distributions	$744,757,210
The federal tax cost and the tax basis components of distributable earnings were as follows:
20

MFS Research Fund
Notes to Financial Statements (unaudited) - continued
As of 3/31/26
Cost of investments	$4,599,711,919
Gross appreciation	2,904,235,145
Gross depreciation	(179,676,530)
Net unrealized appreciation (depreciation)	$2,724,558,615
As of 9/30/25
Undistributed ordinary income	35,430,744
Undistributed long-term capital gain	982,136,843
Other temporary differences	(131)
Net unrealized appreciation (depreciation)	3,445,195,006
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/26	Year ended 9/30/25
Class A	$218,227,627	$142,020,228
Class B	365,637	410,258
Class C	6,322,220	4,521,234
Class I	606,895,005	406,701,430
Class R1	325,458	282,659
Class R2	1,739,721	1,304,102
Class R3	3,181,440	2,745,407
Class R4	1,711,787	1,346,640
Class R6	283,538,794	185,425,252
Total	$1,122,307,689	$744,757,210
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $5 billion	0.43%
In excess of $5 billion and up to $10 billion	0.40%
In excess of $10 billion	0.37%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until January 31, 2027. For the six months ended March 31, 2026, this management fee reduction amounted to $538,567, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2026 was equivalent to an annual effective rate of 0.41% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $20,925 for the six months ended March 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
21

MFS Research Fund
Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,905,459
Class B	0.75%	0.25%	1.00%	1.00%	10,780
Class C	0.75%	0.25%	1.00%	1.00%	189,453
Class R1	0.75%	0.25%	1.00%	1.00%	9,688
Class R2	0.25%	0.25%	0.50%	0.50%	29,305
Class R3	—	0.25%	0.25%	0.25%	26,316
Total Distribution and Service Fees					$2,171,001
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2026, this rebate amounted to $6,190 and $8 for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2026, were as follows:
Amount
Class A	$24,488
Class B	—
Class C	1,295
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2026, the fee was $241,040, which equated to 0.0061% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,885,696.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended March 31, 2026 was equivalent to an annual effective rate of 0.0071% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
22

MFS Research Fund
Notes to Financial Statements (unaudited) - continued
During the six months ended March 31, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $7,114,991. The sales transactions resulted in net realized gains (losses) of $445,588.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2026, this reimbursement amounted to $90,827, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended March 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $1,488,879,034 and $2,112,032,749, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/26		Year ended 9/30/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	428,962	$24,715,351	793,098	$47,012,805
Class B	3	76	219	11,883
Class C	26,877	1,277,645	62,685	3,149,963
Class I	5,004,664	306,509,433	8,924,770	548,153,598
Class R1	1,376	61,853	2,112	102,528
Class R2	8,268	454,861	21,501	1,222,529
Class R3	13,697	805,303	32,025	1,891,230
Class R4	8,979	507,383	19,779	1,176,783
Class R6	541,372	31,002,859	2,548,824	131,547,992
	6,034,198	$365,334,764	12,405,013	$734,269,311
Shares issued to shareholders in reinvestment of distributions
Class A	3,655,419	$205,032,467	2,225,488	$132,928,399
Class B	7,952	365,637	8,103	409,522
Class C	135,558	6,142,141	87,597	4,372,877
Class I	10,267,817	602,002,079	6,501,281	403,469,519
Class R1	7,456	325,458	5,841	282,659
Class R2	32,884	1,739,573	22,964	1,304,102
Class R3	57,499	3,181,440	46,516	2,745,407
Class R4	26,413	1,479,651	18,079	1,078,754
Class R6	5,011,920	279,665,135	3,075,778	182,885,736
	19,202,918	$1,099,933,581	11,991,647	$729,476,975
23

MFS Research Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/26		Year ended 9/30/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,364,511)	$(136,396,397)	(3,316,237)	$(197,202,924)
Class B	(19,346)	(922,294)	(43,339)	(2,184,926)
Class C	(131,972)	(6,224,840)	(258,756)	(12,857,479)
Class I	(11,768,975)	(715,083,962)	(18,273,743)	(1,133,508,573)
Class R1	(968)	(46,141)	(24,218)	(1,191,607)
Class R2	(41,902)	(2,324,816)	(75,318)	(4,246,740)
Class R3	(104,211)	(5,916,177)	(210,667)	(11,867,826)
Class R4	(8,338)	(476,557)	(82,416)	(4,831,366)
Class R6	(1,934,273)	(117,400,937)	(7,006,097)	(429,465,020)
	(16,374,496)	$(984,792,121)	(29,290,791)	$(1,797,356,461)
Net change
Class A	1,719,870	$93,351,421	(297,651)	$(17,261,720)
Class B	(11,391)	(556,581)	(35,017)	(1,763,521)
Class C	30,463	1,194,946	(108,474)	(5,334,639)
Class I	3,503,506	193,427,550	(2,847,692)	(181,885,456)
Class R1	7,864	341,170	(16,265)	(806,420)
Class R2	(750)	(130,382)	(30,853)	(1,720,109)
Class R3	(33,015)	(1,929,434)	(132,126)	(7,231,189)
Class R4	27,054	1,510,477	(44,558)	(2,575,829)
Class R6	3,619,019	193,267,057	(1,381,495)	(115,031,292)
	8,862,620	$480,476,224	(4,894,131)	$(333,610,175)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 8%, 6%, 4%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2026, the fund’s commitment fee and interest expense were $18,439 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended March 31, 2026:
24

MFS Research Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$47,673,585	$616,965,722	$613,085,079	$(19,232)	$815	$51,535,811

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,023,328	$—
25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Research Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
26

MFS International New Discovery Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International New Discovery Fund
Portfolio of Investments − 3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.2%
Aerospace & Defense – 1.4%
Babcock International Group PLC	1,350,737	$20,806,195
LISI Group	336,061	20,769,173
Melrose Industries PLC	3,203,825	21,580,792
MTU Aero Engines Holding AG	62,450	22,376,678
RENK Group AG	87,072	5,096,520
Singapore Technologies Engineering Ltd.	1,757,200	14,976,040
		$105,605,398
Alcoholic Beverages – 0.9%
Carlsberg Group	230,756	$28,792,587
China Resources Beer Holdings Co. Ltd.	10,059,500	33,202,441
		$61,995,028
Apparel, Footwear, & Accessories – 0.9%
Burberry Group PLC (a)	604,868	$8,850,377
Eclat Textile Co. Ltd.	1,333,000	13,958,176
Prada S.p.A.	3,442,900	16,271,752
Shenzhou International Group Holdings Ltd.	4,205,200	25,557,924
		$64,638,229
Auto & Auto Components – 1.9%
Hero MotoCorp Ltd.	473,979	$26,237,253
Koito Manufacturing Co. Ltd. (l)	1,001,200	15,554,614
Mahindra & Mahindra Ltd.	547,627	17,695,065
Niterra Co. Ltd. (l)	235,400	10,985,799
Shimano, Inc.	227,700	23,861,054
TS Tech Co. Ltd. (l)	962,100	10,836,318
USS Co. Ltd.	3,034,900	31,775,637
		$136,945,740
Brokerage & Asset Managers – 0.6%
Julius Baer Group Ltd.	257,888	$19,003,395
Omni Bridgeway Ltd. (a)(l)	7,741,689	8,471,314
Rathbones Group PLC	718,975	19,100,557
		$46,575,266
Business Services – 7.4%
ALSOK Co. Ltd.	3,212,400	$25,690,193
Amadeus Fire AG	111,628	3,167,500
Auto Trader Group PLC	937,218	5,862,584
Bunzl PLC	915,995	27,442,992
CAR Group Ltd. (l)	1,068,348	17,276,736
Compass Group PLC	1,226,894	34,087,687
Diploma PLC	333,867	26,640,288
Elis S.A.	1,696,583	48,023,632
Fullcast Holdings Co. Ltd. (l)	755,200	7,952,464
IMCD Group N.V. (l)	134,666	14,054,950
Imdex Ltd.	11,588,697	31,130,241
MIOFS-SEM
1

MFS International New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Intertek Group PLC	735,332	$35,852,483
Iwatani Corp.	1,414,100	18,089,170
Moltiply Group S.p.A	337,083	12,342,566
MONY Group PLC	5,426,142	10,872,282
OBIC Co. Ltd.	3,241,700	78,995,709
Otsuka Corp.	582,100	11,163,207
Pasona Group, Inc. (l)	452,700	5,342,687
Pluxee N.V. (l)	613,409	7,515,364
Reply S.p.A.	153,843	14,358,919
Rightmove PLC	3,315,858	18,887,825
RS Group PLC	2,833,258	21,156,491
San-Ai Obbli Co. Ltd. (l)	1,779,600	27,140,775
Scout24 AG	427,668	32,768,544
SMS Co. Ltd. (l)	626,800	6,585,678
		$542,400,967
Chemicals – 3.7%
Air Water, Inc.	884,500	$12,044,059
Borregaard ASA	908,116	16,460,336
Croda International PLC	807,857	30,186,967
Essentra PLC	12,494,363	15,109,605
JCU Corp.	606,100	20,746,653
KH Neochem Co. Ltd.	462,500	8,072,634
Kureha Corp. (l)	464,000	11,680,678
Nihon Parkerizing Co. Ltd.	1,185,100	10,932,207
NOF Corp.	1,084,000	21,428,584
SK KAKEN Co. Ltd.	577,700	37,316,684
Symrise AG	945,754	80,062,289
Taisei Lamick GroupTaisei Lamick Group Head Quarter (l)	205,900	3,265,659
		$267,306,355
Conglomerates – 0.1%
Koc Holding A.S.	930,876	$4,136,983
Construction – 3.0%
Breedon Group PLC	7,962,775	$31,648,129
Forterra PLC	10,069,095	20,864,623
Grupo Cementos de Chihuahua S.A.B. de C.V.	1,068,513	11,364,762
James Hardie Industries PLC, GDR	1,266,485	23,391,484
Kingspan Group PLC	142,386	12,018,683
PT Indocement Tunggal Prakarsa Tbk	25,459,900	7,565,536
Reliance Worldwide Corp. (l)	5,594,531	11,943,084
Rinnai Corp.	304,600	7,090,093
Sika AG	64,048	10,651,782
Techtronic Industries Co. Ltd.	4,794,500	63,817,881
Zhejiang Supor Co. Ltd., “A”	3,102,279	19,759,014
		$220,115,071
Consumer Products – 0.8%
Dabur India Ltd.	7,708,309	$33,689,763
Essity AB (l)	1,022,280	26,352,505
		$60,042,268
2

MFS International New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.0%
Heian Ceremony Service Co.	356,067	$3,338,306
Meitec Group Holdings, Inc. (l)	1,259,900	26,200,094
Park24 Co. Ltd.	1,936,200	23,267,941
Trip.com Group Ltd.	321,031	15,877,975
WEB Travel Group Ltd. (a)(l)	3,778,049	7,023,560
		$75,707,876
Containers – 1.6%
CCL Industries, Inc.	263,453	$16,506,767
Huhtamaki Oyj	727,767	23,756,641
Mayr-Melnhof Karton AG	92,467	9,416,948
Vidrala S.A.	220,689	19,725,366
Viscofan S.A.	489,469	34,328,568
Winpak Ltd. (l)	357,043	11,585,739
		$115,320,029
Diversified Financial Services – 3.4%
AEON Thana Sinsap Public Co. Ltd.	2,966,600	$8,095,634
B3 S.A. - Brasil Bolsa Balcao	9,882,400	35,104,522
Bolsa Mexicana de Valores S.A. de C.V.	8,398,500	17,768,851
Euronext N.V.	287,989	46,337,078
GMO Payment Gateway, Inc. (l)	912,900	48,080,306
IG Group Holdings PLC	758,666	14,309,675
IPH Ltd. (l)	11,616,641	26,366,822
TMX Group Ltd.	1,151,803	40,844,254
Zenkoku Hosho Co. Ltd. (l)	407,100	8,120,850
		$245,027,992
Electrical Equipment – 2.6%
Advantech Co. Ltd.	1,966,843	$19,900,006
Cembre S.p.A. (l)	530,945	40,830,413
Halma PLC	554,546	28,173,412
Legrand S.A.	261,556	40,416,851
LS Electric Co. Ltd.	63,116	30,394,937
TAKUMA Co. Ltd. (l)	1,094,100	18,889,296
Voltronic Power Technology Corp.	586,659	13,530,482
		$192,135,397
Energy - Independent – 1.9%
Galp Energia SGPS S.A., “B”	1,634,449	$39,691,627
Petronet LNG Ltd.	14,208,468	38,722,868
PT United Tractors Tbk	16,392,100	29,949,378
Santos Ltd.	4,894,267	26,879,324
		$135,243,197
Engineering - Construction – 2.2%
Doosan Bobcat, Inc.	490,584	$18,489,111
JGC Holdings Corp. (l)	2,878,100	42,502,236
Prologis Property Mexico S.A. de C.V., REIT	1,214,079	5,301,901
Samsung Engineering Co. Ltd.	2,116,596	49,927,081
SPIE S.A.	221,903	11,095,478
Technip Energies N.V.	807,951	33,958,806
		$161,274,613
3

MFS International New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment & Leisure – 1.0%
CTS Eventim AG	773,707	$44,410,403
Thule Group AB	395,546	8,605,226
Toei Co. Ltd. (l)	262,500	9,830,515
VTech Holdings Ltd.	1,427,065	10,778,364
		$73,624,508
Food & Beverages – 5.8%
ARIAKE JAPAN Co. Ltd. (l)	835,700	$29,606,978
AVI Ltd.	6,638,308	40,938,002
Bakkafrost P/F	315,407	14,768,445
Cranswick PLC	875,164	60,884,845
Gruma S.A.B. de C.V.	2,013,104	36,913,833
Kato Sangyo Co. Ltd. (l)	696,300	29,552,160
Kerry Group PLC	218,469	17,301,863
Morinaga & Co. Ltd.	1,313,200	22,444,781
Orion Corp.	534,515	44,983,269
S Foods, Inc.	949,700	18,115,940
T. Hasegawa Co. Ltd. (h)	2,480,800	44,507,496
Tingyi (Cayman Islands) Holdings Corp.	15,662,000	25,926,231
Toyo Suisan Kaisha Ltd. (l)	323,500	22,585,202
Universal Robina Corp.	15,985,770	17,183,058
		$425,712,103
Food & Drug Stores – 1.8%
BIM Birlesik Magazalar A.S.	1,418,935	$22,099,006
Cosmos Pharmaceutical Corp.	150,000	6,444,657
DFI Retail Group Holdings Ltd.	6,240,009	26,256,535
Jeronimo Martins SGPS S.A.	560,310	13,441,271
JM Holdings Co. Ltd.	572,900	5,617,519
Paltac Corp.	455,000	13,860,376
Sugi Holdings Co. Ltd.	1,095,200	24,128,222
Sundrug Co. Ltd.	658,200	16,262,908
		$128,110,494
Forest & Paper Products – 0.1%
Sakata Seed Corp.	16,500	$451,661
Suzano S.A.	1,035,100	10,371,283
		$10,822,944
Hardware, Peripherals, & Assembly – 2.9%
Alten S.A.	187,125	$11,763,541
Amadeus IT Group S.A.	646,570	36,754,438
DTS Corp. (l)	3,538,800	23,129,569
E Ink Holdings, Inc.	5,465,000	23,756,646
Elecom Co. Ltd. (l)	960,000	9,730,571
EPAM Systems, Inc. (a)	142,357	19,275,138
Kardex Holding AG	101,307	30,307,581
Venture Corp. Ltd.	4,861,200	58,481,820
		$213,199,304
4

MFS International New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.0%
Admiral Group PLC	251,776	$10,621,676
AUB Group Ltd. (l)	3,273,502	55,390,386
Hiscox Ltd.	2,162,554	43,583,104
Samsung Fire & Marine Insurance Co. Ltd.	144,234	41,817,003
Steadfast Group Ltd. (l)	12,720,576	37,541,908
Unipol Gruppo S.p.A.	1,400,785	32,791,472
		$221,745,549
Interactive Media Services – 0.3%
Digital Garage, Inc.	531,900	$6,605,681
Kakaku.com, Inc. (l)	949,900	12,453,424
		$19,059,105
Machinery & Tools – 5.4%
AirTAC International Group	1,015,000	$32,141,384
Azbil Corp. (l)	2,850,500	24,664,838
Finning International, Inc.	426,291	26,378,499
Fuji Seal International, Inc.	1,585,300	26,050,837
Galilei Co. Ltd. (l)	1,267,700	28,766,787
GEA Group AG	1,058,359	74,794,648
Haitian International Holdings Ltd.	9,367,000	24,094,541
METAWATER Co. Ltd.	983,100	21,579,428
MonotaRO Co. Ltd. (l)	1,224,900	13,159,349
Nabtesco Corp.	822,700	20,528,687
Nissei ASB Machine Co. Ltd.	14,200	676,927
Obara Group, Inc. (l)	30,500	1,013,762
Rational AG	3,516	2,545,046
Rotork PLC	3,814,288	15,847,645
SGH Ltd.	1,073,780	30,452,893
Spirax Group PLC	556,758	49,828,760
		$392,524,031
Media – 1.3%
Nippon Television Holdings, Inc.	711,700	$14,321,457
TBS Holdings, Inc.	622,100	22,389,053
Tencent Music Entertainment Group, ADR	3,458,783	32,097,506
Toho Co. Ltd.	1,805,000	19,040,536
Wolters Kluwer N.V.	68,245	5,105,419
		$92,953,971
Medical & Health Technology & Services – 1.6%
ARATA Corp. (l)	290,400	$5,465,251
AS ONE Corp.	3,085,800	43,130,106
BML, Inc. (l)	997,400	25,652,072
Hangzhou Tigermed Consulting Co. Ltd.	4,899,800	26,057,470
Medipal Holdings Corp.	691,000	12,896,355
Ryman Healthcare Ltd. (a)	3,194,641	3,901,401
		$117,102,655
Medical Equipment – 2.4%
ConvaTec Group PLC	11,544,474	$33,196,225
Demant A.S. (a)(l)	237,842	7,228,457
Eiken Chemical Co. Ltd. (l)	679,500	13,204,880
5

MFS International New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Fukuda Denshi Co. Ltd.	561,000	$34,615,664
Nakanishi, Inc.	922,400	15,874,902
Shimadzu Corp.	705,500	16,736,567
Smith & Nephew PLC	2,228,053	35,195,596
Sonova Holding AG	86,037	19,502,281
		$175,554,572
Metals & Mining – 3.2%
Agnico Eagle Mines Ltd.	468,423	$95,082,023
Alamos Gold, Inc.	1,697,650	75,528,401
Gerdau S.A., ADR	3,383,774	12,215,424
Ivanhoe Mines Ltd. (a)(l)	2,566,676	21,937,875
Northern Star Resources Ltd. Co.	1,778,848	25,969,092
		$230,732,815
Natural Gas - Pipeline – 0.5%
APA Group	4,865,683	$33,458,909
Network & Telecom – 0.2%
NOHMI BOSAI Ltd.	455,300	$11,936,780
Non-Global Systemically Important Banks – 8.5%
Banco Bradesco S.A., ADR	10,124,054	$36,952,797
Banco Comercial Portugues S.A.	28,897,167	28,328,413
Banco Santander Chile S.A.	88,146,693	7,299,086
Bank of Cyprus Holdings PLC	2,835,530	27,672,140
Bank of Ireland Group PLC	2,195,947	40,186,949
BPER Banca S.p.A.	2,734,921	35,701,128
Credicorp Ltd.	101,272	34,349,437
Eurobank S.A.	6,154,663	24,244,059
Federal Bank Ltd.	22,310,648	62,741,235
FinecoBank S.p.A.	2,772,893	61,566,409
Hachijuni Nagano Bank Ltd.	3,667,500	46,064,162
Komercni Banka A.S.	426,912	21,694,134
Kyoto Financial Group, Inc.	1,885,400	49,171,831
Metropolitan Bank & Trust Co.	31,504,907	32,931,055
Saudi Awwal Bank	3,597,093	35,754,295
Shizuoka Financial Group, Inc. (l)	3,071,700	50,746,119
Shriram Finance Ltd.	2,236,410	20,786,440
		$616,189,689
Oil Services – 1.1%
ADNOC Drilling Co. PJSC	9,151,350	$12,755,536
TechnipFMC PLC	479,542	33,150,739
Tenaris S.A., ADR	611,918	35,601,389
		$81,507,664
Pharmaceuticals & Biotechnology – 1.9%
Daito Pharmaceutical Co. Ltd.	1,019,860	$9,357,592
Hugel, Inc. (a)	260,068	42,178,902
Ipca Laboratories Ltd.	2,681,053	45,633,766
Kalbe Farma Tbk PT	260,017,100	14,841,071
Santen Pharmaceutical Co. Ltd. (l)	1,747,100	19,841,319
6

MFS International New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals & Biotechnology – continued
Virbac S.A.	21,313	$8,798,439
		$140,651,089
Pollution Control – 1.0%
ALS Ltd.	1,894,920	$27,514,809
Daiseki Co. Ltd.	1,789,640	43,991,895
		$71,506,704
Real Estate – 3.1%
Aldar Properties PJSC	6,217,586	$13,185,690
Big Yellow Group PLC, REIT	1,194,526	13,505,345
CapitaLand India Trusts REIT	26,417,759	20,961,486
CapitaLand Investment Ltd.	19,132,200	40,782,002
City Developments Ltd.	3,200,000	20,619,300
Embassy Office Parks REIT	4,379,920	19,460,529
LEG Immobilien SE	234,873	15,296,133
Midland Holdings Ltd. (a)(h)	42,305,000	15,149,454
Rural Funds Group, REIT (l)	12,458,543	17,331,594
Shaftesbury Capital PLC, REIT	6,425,935	10,900,955
Swire Properties Ltd.	13,847,600	40,246,464
		$227,438,952
Restaurants – 0.5%
Cafe de Coral Holdings Ltd.	17,764,000	$9,737,228
Domino's Pizza Enterprises Ltd. (l)	734,349	8,314,908
Greggs PLC (l)	1,075,271	21,826,754
		$39,878,890
Retail & E-commerce – 4.3%
ABC-Mart, Inc.	1,942,800	$31,062,468
B&M European Value Retail S.A.	3,960,691	8,920,397
De'Longhi S.p.A.	616,543	21,775,933
Dollarama, Inc.	601,028	73,764,295
Grab Holdings Ltd., “A” (a)	5,239,261	19,175,695
Howden Joinery Group PLC	2,306,817	24,505,666
Multiplan Empreendimentos Imobiliarios S.A.	4,083,278	25,075,837
Nishimatsuya Chain Co. Ltd. (l)	1,294,800	17,183,267
Nitori Co. Ltd. (l)	1,574,300	24,972,750
SEB S.A.	116,991	6,057,670
Seria Co. Ltd.	542,900	12,986,246
Shimamura Co. Ltd.	978,900	20,426,673
ZOZO, Inc. (l)	3,936,400	27,530,653
		$313,437,550
Semiconductor & Electronic Components – 5.2%
ASM International N.V.	27,214	$20,729,647
ASMPT Ltd.	6,148,500	80,194,319
Chroma ATE, Inc.	777,000	37,149,369
Fukui Computer Holdings, Inc. (l)	146,800	2,921,831
Globalwafers Co. Ltd.	2,152,000	29,011,432
Largan Precision Co. Ltd.	311,000	21,608,147
Samsung Electro-Mechanics Co. Ltd.	144,656	39,545,756
Silergy Corp.	2,668,000	24,514,115
7

MFS International New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Semiconductor & Electronic Components – continued
Silicon Motion Technology Corp., ADR	195,167	$21,915,303
Tekscend Photomask Corp. (l)	1,543,300	29,272,948
Tripod Technology Corp.	4,913,000	53,843,874
Zuken, Inc. (l)	550,300	15,148,749
		$375,855,490
Software – 2.3%
ARGO GRAPHICS, Inc. (l)	2,981,200	$27,260,870
Douzone Bizon Co. Ltd.	540,173	42,151,861
Iress Ltd.	1,425,032	6,928,703
Kingdee International Software Group Co. Ltd. (a)	10,006,000	11,153,579
Northsand, Inc. (a)(l)	2,115,036	16,152,129
PCA Corp. (h)(l)	1,107,800	11,457,452
Rakus Co. Ltd. (l)	3,082,200	14,614,798
Temairazu, Inc.	252,400	4,193,492
Totvs S.A.	1,469,700	9,913,669
Wisetech Global Ltd. (l)	764,088	20,854,980
		$164,681,533
Telecom - Infrastructure – 1.1%
Cellnex Telecom S.A.	1,880,134	$61,043,182
Infrastrutture Wireless Italiane S.p.A. (l)	1,974,217	15,801,218
		$76,844,400
Telecom Services – 0.3%
Etihad Etisalat Co.	1,253,568	$21,813,673
Hellenic Telecommunications Organization S.A.	1,048	19,769
		$21,833,442
Transportation & Logistics – 1.1%
Kamigumi Co. Ltd.	582,400	$20,153,566
Keisei Electric Railway Co. Ltd.	2,072,600	15,458,989
Sankyu, Inc.	194,300	10,813,585
Seino Holdings Co. Ltd. (l)	1,058,700	16,295,182
SG Holdings Co. Ltd. (l)	1,178,700	11,052,088
Yamato Holdings Co. Ltd. (l)	603,800	6,667,854
		$80,441,264
Travel, Gaming, & Lodging – 1.6%
Enav S.p.A.	6,081,328	$36,549,894
Flutter Entertainment PLC (a)	81,969	8,356,740
Mainfreight Ltd.	352,203	11,696,318
Sands China Ltd.	20,919,600	44,462,116
Shangri-La Asia Ltd.	33,056,000	18,910,408
		$119,975,476
Utilities – 2.3%
CESC Ltd.	25,157,817	$40,194,446
China Resources Gas Group Ltd.	6,396,600	15,602,260
DCC PLC	161,226	9,936,611
Gaztransport & Technigaz S.A.	101,930	23,754,776
8

MFS International New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities – continued
Italgas S.p.A.	6,975,704	$81,250,410
		$170,738,503
Total Common Stocks (Identified Cost, $5,947,676,099)		$7,081,988,795
Mutual Funds (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 3.71% (v) (Identified Cost, $176,331,575)	176,331,575	$176,331,575
Collateral for Securities Loaned – 1.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.6% (j) (Identified Cost, $69,881,363)	69,881,363	$69,881,363
Other Assets, Less Liabilities – (0.6)%		(45,168,762)
Net Assets – 100.0%		$7,283,032,971

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $247,445,977 and
$7,080,755,756, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
9

MFS International New Discovery Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 3/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $366,261,591 of securities on loan (identified cost, $5,939,110,528)	$7,080,755,756
Investments in affiliated issuers, at value (identified cost, $254,778,509)	247,445,977
Cash	266,826
Foreign currency, at value (identified cost, $32,717)	31,441
Receivables for
Investments sold	11,911,759
Fund shares sold	3,204,313
Interest and dividends	43,288,758
Other assets	12,121
Total assets	$7,386,916,951
Liabilities
Payables for
Investments purchased	$16,295,197
Fund shares reacquired	4,859,334
Collateral for securities loaned, at value (c)	69,881,363
Payable to affiliates
Investment adviser	332,073
Administrative services fee	3,195
Shareholder servicing costs	272,404
Distribution and service fees	7,040
Payable for independent Trustees' compensation	44,990
Deferred foreign capital gains tax expense payable	11,750,729
Accrued expenses and other liabilities	437,655
Total liabilities	$103,883,980
Net assets	$7,283,032,971
Net assets consist of
Paid-in capital	$6,083,677,712
Total distributable earnings (loss)	1,199,355,259
Net assets	$7,283,032,971
Shares of beneficial interest outstanding	221,232,922

(c)	Non-cash collateral is not included.

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$439,617,997	13,886,164	$31.66
Class B	121,385	3,966	30.61
Class C	3,039,291	103,288	29.43
Class I	374,815,216	11,351,042	33.02
Class R1	1,148,144	41,035	27.98
Class R2	12,735,242	418,775	30.41
Class R3	51,380,566	1,642,716	31.28
Class R4	47,249,970	1,494,219	31.62
Class R6	6,352,925,160	192,291,717	33.04

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $33.59 [100 / 94.25 x $31.66]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
10

MFS International New Discovery Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 3/31/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$73,530,956
Dividends from affiliated issuers	4,748,579
Income on securities loaned	513,137
Other	2,990
Foreign taxes withheld	(6,645,067)
Total investment income	$72,150,595
Expenses
Management fee	$32,192,851
Distribution and service fees	716,251
Shareholder servicing costs	877,394
Administrative services fee	280,115
Independent Trustees' compensation	71,054
Custodian fee	873,185
Shareholder communications	87,607
Audit and tax fees	47,047
Legal fees	16,101
Miscellaneous	246,417
Total expenses	$35,408,022
Fees paid indirectly	(2,892)
Reduction of expenses by investment adviser and distributor	(508,003)
Net expenses	$34,897,127
Net investment income (loss)	$37,253,468
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $38,374 foreign capital gains tax)	$176,244,402
Affiliated issuers	(3,044,013)
Foreign currency	(1,763,496)
Net realized gain (loss)	$171,436,893
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $555,368 increase in deferred foreign capital gains tax)	$(389,654,672)
Affiliated issuers	(6,693,090)
Translation of assets and liabilities in foreign currencies	(182,991)
Net unrealized gain (loss)	$(396,530,753)
Net realized and unrealized gain (loss)	$(225,093,860)
Change in net assets from operations	$(187,840,392)
See Notes to Financial Statements
11

MFS International New Discovery Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/26	9/30/25
Change in net assets
From operations
Net investment income (loss)	$37,253,468	$116,101,118
Net realized gain (loss)	171,436,893	114,380,693
Net unrealized gain (loss)	(396,530,753)	132,443,561
Change in net assets from operations	$(187,840,392)	$362,925,372
Total distributions to shareholders	$(244,674,082)	$(424,410,131)
Change in net assets from fund share transactions	$764,360,963	$392,324,625
Total change in net assets	$331,846,489	$330,839,866
Net assets
At beginning of period	6,951,186,482	6,620,346,616
At end of period	$7,283,032,971	$6,951,186,482
See Notes to Financial Statements
12

MFS International New Discovery Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$33.62	$34.12	$28.79	$25.99	$38.59	$33.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.45	$0.44	$0.40	$0.27	$0.27
Net realized and unrealized gain (loss)	(1.05)	1.25	6.09	3.98	(11.06)	5.80
Total from investment operations	$(0.95)	$1.70	$6.53	$4.38	$(10.79)	$6.07
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.68)	$(0.50)	$(0.14)	$(0.37)	$(0.03)
From net realized gain	(0.52)	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)
Total distributions declared to shareholders	$(1.01)	$(2.20)	$(1.20)	$(1.58)	$(1.81)	$(1.39)
Net asset value, end of period (x)	$31.66	$33.62	$34.12	$28.79	$25.99	$38.59
Total return (%) (r)(s)(t)(x)	(2.84)(n)	5.84	23.31	17.04	(29.31)	18.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31 (a)	1.29	1.31	1.33	1.30	1.28
Expenses after expense reductions (f)	1.30 (a)	1.28	1.29	1.31	1.28	1.27
Net investment income (loss)	0.60 (a)	1.44	1.45	1.37	0.84	0.73
Portfolio turnover rate	14 (n)	17	15	9	12	11
Net assets at end of period (000 omitted)	$439,618	$486,855	$598,589	$556,514	$546,845	$885,605

See Notes to Financial Statements
13

MFS International New Discovery Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$32.15	$32.62	$27.42	$24.87	$36.95	$32.73
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$0.14	$0.14	$0.14	$0.00 (w)	$(0.04)
Net realized and unrealized gain (loss)	(0.96)	1.26	5.89	3.85	(10.59)	5.62
Total from investment operations	$(1.02)	$1.40	$6.03	$3.99	$(10.59)	$5.58
Less distributions declared to shareholders
From net investment income	$—	$(0.35)	$(0.13)	$—	$(0.05)	$—
From net realized gain	(0.52)	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)
Total distributions declared to shareholders	$(0.52)	$(1.87)	$(0.83)	$(1.44)	$(1.49)	$(1.36)
Net asset value, end of period (x)	$30.61	$32.15	$32.62	$27.42	$24.87	$36.95
Total return (%) (r)(s)(t)(x)	(3.19)(n)	5.02	22.42	16.17	(29.85)	17.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06 (a)	2.04	2.06	2.07	2.05	2.03
Expenses after expense reductions (f)	2.04 (a)	2.03	2.05	2.06	2.03	2.02
Net investment income (loss)	(0.40)(a)	0.47	0.49	0.50	0.01	(0.11)
Portfolio turnover rate	14 (n)	17	15	9	12	11
Net assets at end of period (000 omitted)	$121	$308	$748	$1,414	$2,151	$5,180

Class C	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$31.14	$31.76	$26.81	$24.35	$36.17	$32.06
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$0.16	$0.16	$0.15	$0.01	$(0.05)
Net realized and unrealized gain (loss)	(0.94)	1.19	5.72	3.75	(10.38)	5.52
Total from investment operations	$(0.98)	$1.35	$5.88	$3.90	$(10.37)	$5.47
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.45)	$(0.23)	$—	$(0.01)	$—
From net realized gain	(0.52)	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)
Total distributions declared to shareholders	$(0.73)	$(1.97)	$(0.93)	$(1.44)	$(1.45)	$(1.36)
Net asset value, end of period (x)	$29.43	$31.14	$31.76	$26.81	$24.35	$36.17
Total return (%) (r)(s)(t)(x)	(3.18)(n)	5.01	22.42	16.15	(29.84)	17.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06 (a)	2.04	2.06	2.07	2.05	2.03
Expenses after expense reductions (f)	2.05 (a)	2.03	2.04	2.06	2.03	2.02
Net investment income (loss)	(0.27)(a)	0.56	0.58	0.54	0.03	(0.14)
Portfolio turnover rate	14 (n)	17	15	9	12	11
Net assets at end of period (000 omitted)	$3,039	$4,365	$7,725	$10,656	$14,755	$30,413

See Notes to Financial Statements
14

MFS International New Discovery Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$35.06	$35.46	$29.87	$26.92	$39.91	$35.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.53	$0.53	$0.48	$0.37	$0.35
Net realized and unrealized gain (loss)	(1.09)	1.33	6.34	4.13	(11.44)	6.02
Total from investment operations	$(0.95)	$1.86	$6.87	$4.61	$(11.07)	$6.37
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.74)	$(0.58)	$(0.22)	$(0.48)	$(0.12)
From net realized gain	(0.52)	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)
Total distributions declared to shareholders	$(1.09)	$(2.26)	$(1.28)	$(1.66)	$(1.92)	$(1.48)
Net asset value, end of period (x)	$33.02	$35.06	$35.46	$29.87	$26.92	$39.91
Total return (%) (r)(s)(t)(x)	(2.72)(n)	6.10	23.64	17.31	(29.13)	18.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06 (a)	1.04	1.06	1.08	1.05	1.03
Expenses after expense reductions (f)	1.05 (a)	1.03	1.04	1.06	1.03	1.02
Net investment income (loss)	0.85 (a)	1.65	1.66	1.58	1.08	0.91
Portfolio turnover rate	14 (n)	17	15	9	12	11
Net assets at end of period (000 omitted)	$374,815	$433,180	$602,433	$641,010	$734,605	$1,235,625

Class R1	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$29.73	$30.50	$25.87	$23.54	$35.12	$31.16
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$0.21	$0.20	$0.15	$0.03	$(0.02)
Net realized and unrealized gain (loss)	(0.91)	1.06	5.45	3.62	(10.05)	5.34
Total from investment operations	$(0.94)	$1.27	$5.65	$3.77	$(10.02)	$5.32
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.52)	$(0.32)	$—	$(0.12)	$—
From net realized gain	(0.52)	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)
Total distributions declared to shareholders	$(0.81)	$(2.04)	$(1.02)	$(1.44)	$(1.56)	$(1.36)
Net asset value, end of period (x)	$27.98	$29.73	$30.50	$25.87	$23.54	$35.12
Total return (%) (r)(s)(t)(x)	(3.18)(n)	5.00	22.42	16.15	(29.84)	17.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06 (a)	2.04	2.06	2.08	2.05	2.03
Expenses after expense reductions (f)	2.05 (a)	2.03	2.04	2.06	2.03	2.02
Net investment income (loss)	(0.18)(a)	0.76	0.74	0.58	0.11	(0.07)
Portfolio turnover rate	14 (n)	17	15	9	12	11
Net assets at end of period (000 omitted)	$1,148	$1,346	$1,561	$1,278	$1,196	$1,658

See Notes to Financial Statements
15

MFS International New Discovery Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$32.29	$32.89	$27.79	$25.13	$37.36	$32.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.37	$0.35	$0.32	$0.19	$0.15
Net realized and unrealized gain (loss)	(1.01)	1.18	5.88	3.85	(10.71)	5.65
Total from investment operations	$(0.95)	$1.55	$6.23	$4.17	$(10.52)	$5.80
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.63)	$(0.43)	$(0.07)	$(0.27)	$—
From net realized gain	(0.52)	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)
Total distributions declared to shareholders	$(0.93)	$(2.15)	$(1.13)	$(1.51)	$(1.71)	$(1.36)
Net asset value, end of period (x)	$30.41	$32.29	$32.89	$27.79	$25.13	$37.36
Total return (%) (r)(s)(t)(x)	(2.96)(n)	5.55	23.03	16.73	(29.48)	17.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56 (a)	1.54	1.56	1.58	1.55	1.53
Expenses after expense reductions (f)	1.55 (a)	1.53	1.54	1.56	1.53	1.52
Net investment income (loss)	0.35 (a)	1.24	1.18	1.12	0.60	0.42
Portfolio turnover rate	14 (n)	17	15	9	12	11
Net assets at end of period (000 omitted)	$12,735	$14,537	$16,073	$15,234	$14,568	$24,443

Class R3	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$33.23	$33.70	$28.44	$25.69	$38.19	$33.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.44	$0.44	$0.40	$0.26	$0.29
Net realized and unrealized gain (loss)	(1.03)	1.24	6.02	3.93	(10.92)	5.72
Total from investment operations	$(0.93)	$1.68	$6.46	$4.33	$(10.66)	$6.01
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.63)	$(0.50)	$(0.14)	$(0.40)	$(0.04)
From net realized gain	(0.52)	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)
Total distributions declared to shareholders	$(1.02)	$(2.15)	$(1.20)	$(1.58)	$(1.84)	$(1.40)
Net asset value, end of period (x)	$31.28	$33.23	$33.70	$28.44	$25.69	$38.19
Total return (%) (r)(s)(t)(x)	(2.82)(n)	5.80	23.33	17.05	(29.32)	18.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31 (a)	1.29	1.31	1.33	1.30	1.28
Expenses after expense reductions (f)	1.30 (a)	1.28	1.29	1.31	1.28	1.27
Net investment income (loss)	0.59 (a)	1.43	1.44	1.37	0.79	0.78
Portfolio turnover rate	14 (n)	17	15	9	12	11
Net assets at end of period (000 omitted)	$51,381	$58,271	$109,506	$105,551	$109,712	$201,807

See Notes to Financial Statements
16

MFS International New Discovery Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$33.61	$34.10	$28.78	$25.98	$38.57	$33.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.54	$0.52	$0.47	$0.34	$0.32
Net realized and unrealized gain (loss)	(1.04)	1.23	6.08	3.99	(11.04)	5.84
Total from investment operations	$(0.91)	$1.77	$6.60	$4.46	$(10.70)	$6.16
Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.74)	$(0.58)	$(0.22)	$(0.45)	$(0.12)
From net realized gain	(0.52)	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)
Total distributions declared to shareholders	$(1.08)	$(2.26)	$(1.28)	$(1.66)	$(1.89)	$(1.48)
Net asset value, end of period (x)	$31.62	$33.61	$34.10	$28.78	$25.98	$38.57
Total return (%) (r)(s)(t)(x)	(2.72)(n)	6.08	23.62	17.38	(29.16)	18.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06 (a)	1.04	1.06	1.08	1.05	1.03
Expenses after expense reductions (f)	1.05 (a)	1.03	1.04	1.06	1.03	1.02
Net investment income (loss)	0.82 (a)	1.74	1.70	1.60	1.02	0.85
Portfolio turnover rate	14 (n)	17	15	9	12	11
Net assets at end of period (000 omitted)	$47,250	$73,820	$84,332	$84,612	$82,390	$182,567

Class R6	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$35.09	$35.50	$29.91	$26.95	$39.97	$35.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.63	$0.59	$0.54	$0.43	$0.42
Net realized and unrealized gain (loss)	(1.09)	1.26	6.33	4.13	(11.48)	6.02
Total from investment operations	$(0.91)	$1.89	$6.92	$4.67	$(11.05)	$6.44
Less distributions declared to shareholders
From net investment income	$(0.62)	$(0.78)	$(0.63)	$(0.27)	$(0.53)	$(0.17)
From net realized gain	(0.52)	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)
Total distributions declared to shareholders	$(1.14)	$(2.30)	$(1.33)	$(1.71)	$(1.97)	$(1.53)
Net asset value, end of period (x)	$33.04	$35.09	$35.50	$29.91	$26.95	$39.97
Total return (%) (r)(s)(t)(x)	(2.62)(n)	6.19	23.80	17.52	(29.06)	18.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91 (a)	0.92	0.92	0.93	0.91	0.90
Expenses after expense reductions (f)	0.89 (a)	0.91	0.91	0.92	0.90	0.89
Net investment income (loss)	1.04 (a)	1.92	1.85	1.79	1.26	1.08
Portfolio turnover rate	14 (n)	17	15	9	12	11
Net assets at end of period (000 omitted)	$6,352,925	$5,878,506	$5,199,379	$4,619,017	$4,023,013	$5,635,101

See Notes to Financial Statements
17

MFS International New Discovery Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
18

MFS International New Discovery Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS International New Discovery Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
19

MFS International New Discovery Fund
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$54,284,228	$1,744,495,763	$—	$1,798,779,991
United Kingdom	—	730,186,543	—	730,186,543
Australia	26,879,324	389,361,423	—	416,240,747
Italy	49,960,308	354,881,195	—	404,841,503
Canada	361,627,853	—	—	361,627,853
Hong Kong	—	309,552,769	—	309,552,769
South Korea	—	309,487,920	—	309,487,920
India	—	305,161,365	—	305,161,365
Taiwan	21,915,303	269,413,631	—	291,328,934
Other Countries	815,884,540	1,338,896,630	—	2,154,781,170
Investment Companies	246,212,938	—	—	246,212,938
Total	$1,576,764,494	$5,751,437,239	$—	$7,328,201,733
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and
20

MFS International New Discovery Fund
Notes to Financial Statements (unaudited) - continued
federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $366,261,591. The fair value of the fund's investment securities on loan and a related liability of $69,881,363 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $318,521,714 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.
21

MFS International New Discovery Fund
Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the six months ended March 31, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/25
Ordinary income (including any short-term capital gains)	$161,438,506
Long-term capital gains	262,971,625
Total distributions	$424,410,131
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/26
Cost of investments	$6,260,445,944
Gross appreciation	1,711,933,842
Gross depreciation	(644,178,053)
Net unrealized appreciation (depreciation)	$1,067,755,789
As of 9/30/25
Undistributed ordinary income	129,666,056
Undistributed long-term capital gain	51,858,531
Other temporary differences	(13,203,037)
Net unrealized appreciation (depreciation)	1,463,548,183
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/26	Year ended 9/30/25
Class A	$14,248,394	$36,884,918
Class B	2,991	33,599
Class C	95,523	435,268
Class I	12,805,762	36,358,447
Class R1	36,946	94,972
Class R2	391,029	1,043,710
Class R3	1,728,104	4,300,730
Class R4	1,667,342	5,604,694
Class R6	213,697,991	339,653,793
Total	$244,674,082	$424,410,131
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.975%
In excess of $500 million and up to $1 billion	0.925%
In excess of $1 billion and up to $3 billion	0.90%
In excess of $3 billion and up to $5 billion	0.85%
In excess of $5 billion and up to $10 billion	0.80%
In excess of $10 billion	0.75%
22

MFS International New Discovery Fund
Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until January 31, 2027. For the six months ended March 31, 2026, this management fee reduction amounted to $507,763, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2026 was equivalent to an annual effective rate of 0.85% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,904 for the six months ended March 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$585,217
Class B	0.75%	0.25%	1.00%	1.00%	978
Class C	0.75%	0.25%	1.00%	1.00%	19,444
Class R1	0.75%	0.25%	1.00%	1.00%	6,647
Class R2	0.25%	0.25%	0.50%	0.50%	33,975
Class R3	—	0.25%	0.25%	0.25%	69,990
Total Distribution and Service Fees					$716,251
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2026, this rebate amounted to $232 and $8 for Class A and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2026, were as follows:
Amount
Class A	$405
Class B	—
Class C	85
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2026, the fee was $66,609, which equated to 0.0018% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $810,785.
23

MFS International New Discovery Fund
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended March 31, 2026 was equivalent to an annual effective rate of 0.0075% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended March 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $1,677,020,791 and $1,034,985,006, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/26		Year ended 9/30/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	208,358	$6,836,953	834,661	$26,006,850
Class B	—	—	6	175
Class C	2,923	89,299	6,442	184,797
Class I	310,090	10,677,658	831,349	26,728,585
Class R1	2,048	59,593	5,832	158,747
Class R2	22,279	702,771	40,482	1,205,162
Class R3	112,918	3,681,839	549,330	17,126,864
Class R4	91,045	3,002,879	425,187	13,050,244
Class R6	25,373,714	879,282,124	21,713,319	722,385,515
	26,123,375	$904,333,116	24,406,608	$806,846,939
Shares issued to shareholders in reinvestment of distributions
Class A	421,366	$13,399,457	1,100,970	$32,764,859
Class B	97	2,991	1,173	33,599
Class C	3,184	94,353	15,581	432,221
Class I	349,693	11,588,819	1,088,450	33,720,164
Class R1	1,312	36,946	3,585	94,972
Class R2	12,700	388,224	36,168	1,036,219
Class R3	55,000	1,728,104	146,184	4,300,730
Class R4	44,874	1,424,307	167,590	4,977,433
Class R6	6,348,804	210,399,356	10,767,652	333,581,867
	7,237,030	$239,062,557	13,327,353	$410,942,064
24

MFS International New Discovery Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/26		Year ended 9/30/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,226,259)	$(40,373,514)	(4,995,286)	$(150,522,710)
Class B	(5,708)	(181,523)	(14,541)	(432,490)
Class C	(42,983)	(1,320,291)	(125,109)	(3,572,838)
Class I	(1,665,392)	(57,173,415)	(6,551,201)	(206,221,748)
Class R1	(7,576)	(217,178)	(15,363)	(431,431)
Class R2	(66,415)	(2,125,341)	(115,166)	(3,375,647)
Class R3	(278,711)	(8,980,512)	(2,191,802)	(69,580,314)
Class R4	(838,208)	(27,864,355)	(869,414)	(26,951,753)
Class R6	(6,935,072)	(240,798,581)	(11,443,987)	(364,375,447)
	(11,066,324)	$(379,034,710)	(26,321,869)	$(825,464,378)
Net change
Class A	(596,535)	$(20,137,104)	(3,059,655)	$(91,751,001)
Class B	(5,611)	(178,532)	(13,362)	(398,716)
Class C	(36,876)	(1,136,639)	(103,086)	(2,955,820)
Class I	(1,005,609)	(34,906,938)	(4,631,402)	(145,772,999)
Class R1	(4,216)	(120,639)	(5,946)	(177,712)
Class R2	(31,436)	(1,034,346)	(38,516)	(1,134,266)
Class R3	(110,793)	(3,570,569)	(1,496,288)	(48,152,720)
Class R4	(702,289)	(23,437,169)	(276,637)	(8,924,076)
Class R6	24,787,446	848,882,899	21,036,984	691,591,935
	22,294,081	$764,360,963	11,412,092	$392,324,625
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 58%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Moderate Allocation Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions. Effective at the close of business on November 29, 2019, purchases of the fund were closed to new investors subject to certain exceptions.  Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2026, the fund’s commitment fee and interest expense were $15,762 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
25

MFS International New Discovery Fund
Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended March 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Forterra PLC *	$32,053,474	$386,185	$6,133,340	$(2,011,249)	$(3,430,448)	$—
MFS Institutional Money Market Portfolio	270,601,637	1,248,843,853	1,343,114,966	27,927	(26,876)	$176,331,575
Midland Holdings Ltd.	10,872,596	—	—	—	4,276,858	15,149,454
PCA Corp.	18,490,468	—	2,851,904	(1,060,691)	(3,120,421)	11,457,452
T. Hasegawa Co. Ltd.	48,899,699	—	—	—	(4,392,203)	44,507,496
	$380,917,874	$1,249,230,038	$1,352,100,210	$(3,044,013)	$(6,693,090)	$247,445,977

Affiliated Issuers	Dividend Income	Capital Gain Distributions
Forterra PLC *	$—	$—
MFS Institutional Money Market Portfolio	4,748,579	—
Midland Holdings Ltd.	—	—
PCA Corp.	—	—
T. Hasegawa Co. Ltd.	—	—
	$4,748,579	$—
* Held at period end. No longer considered an affiliated issuer.
26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International New Discovery Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International New Discovery Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International New Discovery Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
27

MFS Total Return Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Total Return Fund
Portfolio of Investments − 3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 57.4%
Aerospace & Defense – 1.9%
Boeing Co. (a)	79,844	$15,891,351
General Dynamics Corp.	132,312	45,412,125
L3Harris Technologies, Inc.	199,554	68,876,063
Leidos Holdings, Inc.	78,742	12,245,956
		$142,425,495
Alcoholic Beverages – 1.0%
Constellation Brands, Inc., “A”	311,685	$46,752,750
Diageo PLC	1,367,508	25,408,710
		$72,161,460
Auto & Auto Components – 2.0%
Aptiv PLC (a)	866,785	$50,706,922
Lear Corp.	507,492	61,447,131
LKQ Corp.	1,272,753	37,380,756
		$149,534,809
Brokerage & Asset Managers – 3.8%
Charles Schwab Corp.	2,030,311	$190,808,628
Northern Trust Corp.	690,251	96,338,332
		$287,146,960
Business Services – 2.1%
Accenture PLC, “A”	221,706	$43,962,083
Amdocs Ltd.	244,037	15,925,855
Cognizant Technology Solutions Corp., “A”	550,723	33,786,856
Equifax, Inc.	68,779	12,385,034
Fidelity National Information Services, Inc.	811,258	38,056,113
Fiserv, Inc. (a)	275,540	15,375,132
		$159,491,073
Chemicals – 1.2%
Axalta Coating Systems Ltd. (a)	2,089,280	$57,873,056
PPG Industries, Inc.	312,514	33,401,496
		$91,274,552
Conglomerates – 0.6%
Honeywell International, Inc.	191,806	$43,353,910
Construction – 1.2%
Masco Corp.	978,995	$59,101,928
Mohawk Industries, Inc. (a)	163,253	16,073,890
Techtronic Industries Co. Ltd.	1,062,500	14,142,559
		$89,318,377
Consumer Products – 1.5%
Kenvue, Inc.	6,509,122	$112,217,263
MTRFS-SEM

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.2%
Airbnb, Inc., “A” (a)	148,406	$18,740,710
Containers – 0.6%
Avery Dennison Corp.	134,583	$23,239,793
Smurfit Westrock PLC	631,678	25,172,368
		$48,412,161
Diversified Financial Services – 0.2%
CME Group, Inc.	45,637	$13,478,888
Electrical Equipment – 0.4%
Eaton Corp. PLC	69,200	$24,750,764
Versigent PLC (a)	288,928	9,202,367
		$33,953,131
Energy - Independent – 4.5%
Chevron Corp.	268,596	$55,572,512
ConocoPhillips	988,242	130,447,944
Diamondback Energy, Inc.	165,912	32,815,735
Exxon Mobil Corp.	545,467	92,543,931
Suncor Energy, Inc.	397,659	26,301,923
		$337,682,045
Food & Beverages – 0.2%
Tyson Foods, Inc., “A”	271,273	$17,380,461
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	1,342,997	$22,884,669
Global Systemically Important Banks – 4.4%
Bank of America Corp.	2,456,737	$119,765,929
Goldman Sachs Group, Inc.	56,406	47,718,912
JPMorgan Chase & Co.	287,234	84,492,753
Morgan Stanley	258,377	42,521,103
Wells Fargo & Co.	406,727	32,379,536
		$326,878,233
Health Maintenance Organizations – 1.8%
Cigna Group	431,097	$114,995,125
Humana, Inc.	113,267	19,639,365
		$134,634,490
Insurance – 4.3%
Aon PLC	333,341	$107,595,808
Chubb Ltd.	285,024	92,897,873
Principal Financial Group, Inc.	155,038	13,970,474
Travelers Cos., Inc.	79,590	23,214,811
Willis Towers Watson PLC	286,776	83,365,783
		$321,044,749
Interactive Media Services – 0.1%
Versant Media Group, Inc.	118,326	$4,380,429

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 0.6%
AGCO Corp.	231,554	$26,830,162
Flowserve Corp.	230,220	16,923,472
		$43,753,634
Media – 2.2%
Omnicom Group, Inc.	1,696,039	$127,728,697
Warner Bros. Discovery, Inc. (a)	1,215,093	33,366,454
		$161,095,151
Medical & Health Technology & Services – 0.5%
ICON PLC (a)	329,145	$36,423,186
Medical Equipment – 4.5%
Agilent Technologies, Inc.	181,712	$20,711,534
Becton, Dickinson and Co.	811,931	127,659,911
Medtronic PLC	1,597,130	138,391,314
Waters Corp. (a)	167,737	49,952,079
		$336,714,838
Metals & Mining – 0.4%
Glencore PLC	3,544,446	$27,008,687
Non-Global Systemically Important Banks – 0.9%
PNC Financial Services Group, Inc.	324,443	$67,513,344
Oil Services – 0.2%
SLB Ltd.	288,338	$14,817,690
Pharmaceuticals & Biotechnology – 3.9%
Johnson & Johnson	423,440	$103,505,674
Organon & Co.	443,508	2,656,613
Pfizer, Inc.	5,461,388	153,355,775
Roche Holding AG	75,279	29,725,106
		$289,243,168
Restaurants – 0.4%
U.S. Foods Holding Corp. (a)	306,310	$28,244,845
Retail & E-commerce – 0.4%
Target Corp.	278,147	$33,711,416
Semiconductor & Electronic Components – 1.3%
Intel Corp. (a)	855,550	$37,755,421
NXP Semiconductors N.V.	300,101	59,077,883
		$96,833,304
Software – 2.5%
Microsoft Corp.	360,696	$133,518,838
Salesforce, Inc.	283,753	52,968,173
		$186,487,011

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom Services – 1.1%
Comcast Corp., “A”	2,958,140	$84,928,199
Tobacco – 1.5%
Altria Group, Inc.	288,465	$19,035,806
Philip Morris International, Inc.	556,101	91,945,739
		$110,981,545
Transportation & Logistics – 1.0%
Union Pacific Corp.	295,499	$71,693,967
Travel, Gaming, & Lodging – 0.4%
Delta Air Lines, Inc.	431,139	$28,662,121
Utilities – 3.3%
Duke Energy Corp.	461,696	$60,454,474
Exelon Corp.	644,873	31,611,674
National Grid PLC	3,651,052	61,552,860
PG&E Corp.	4,710,476	82,763,063
Sempra	130,698	12,699,925
		$249,081,996
Total Common Stocks (Identified Cost, $2,843,163,415)		$4,293,587,967
Bonds – 40.6%
Aerospace & Defense – 0.2%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$3,046,000	$2,920,765
Boeing Co., 6.528%, 5/01/2034	6,856,000	7,468,533
Boeing Co., 5.805%, 5/01/2050	3,363,000	3,251,101
Boeing Co., 6.858%, 5/01/2054	2,946,000	3,242,293
		$16,882,692
Asset-Backed & Securitized – 7.7%
Acres PLC, 2026-FL4, “A”, 5.11%, 8/18/2044 (n)	$14,955,500	$14,966,684
Affirm, Inc., 2025-X1, “A”, 5.08%, 4/15/2030 (n)	217,324	217,451
AmeriCredit Automobile Receivables Trust, 2025-1, “A2A”, 4.22%, 3/19/2029 (n)	2,069,000	2,070,272
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	8,066,089	8,071,659
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	6,954,801	6,985,716
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	4,293,884	4,288,842
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	2,571,753	2,558,411
Arbor Realty Commercial Real Estate, 2026-FL1, “A”, FLR, 5.17% (SOFR - 1mo. + 1.5%), 9/20/2043 (n)	2,963,551	2,963,542
Arbor Realty Commercial Real Estate, 2026-FL1, “AS”, FLR, 5.42% (SOFR - 1mo. + 1.75%), 9/20/2043 (n)	916,739	917,302
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 5.772% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	16,706,500	16,717,197
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.422% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	14,611,000	14,551,643
AREIT 2022-CRE6 Trust, “B”, FLR, 5.521% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	10,151,500	10,110,185
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	915,220	919,915
AutoNation Finance Trust, 2026-1A, “A2”, 3.95%, 1/11/2029 (n)	3,325,000	3,322,075
Bain Capital Credit CLO Ltd., 2020-4A, “A1RR”, FLR, 4.817% (SOFR - 3mo. + 1.15%), 10/20/2036 (n)	11,516,802	11,486,985
Bain Capital Credit CLO Ltd., 2022-1A, “CR”, FLR, 5.518% (SOFR - 3mo. + 1.85%), 10/18/2038 (n)	15,000,000	14,950,695
Bain Capital Credit CLO Ltd., 2022-2A, “BR”, FLR, 5.319% (SOFR - 3mo. + 1.65%), 4/22/2035 (n)	8,838,526	8,803,366
Bank5, 2025-5YR17, “A3”, 5.225%, 11/15/2058	6,889,915	7,026,656
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.387% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	426,745	1,050,683
BDS 2025-FL16 Ltd., “A”, FLR, 5.077% (SOFR - 1mo. + 1.4%), 6/19/2043 (n)	8,636,766	8,636,216
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	1,190,323	1,231,166

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	$6,657,910	$6,779,679
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	5,403,000	5,359,533
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 5.722% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	5,979,000	5,964,895
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	2,232,081	2,261,438
BX Trust, 2025-BCAT, “A”, FLR, 5.052% (SOFR - 1mo. + 1.38%), 8/15/2042 (n)	8,885,217	8,885,213
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.092% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	16,816,500	16,739,847
Carlyle Global Market Strategies CLO Ltd., 2023-1A, “A2R”, FLR, 5.268% (SOFR - 3mo. + 1.6%), 7/20/2037 (n)	8,500,000	8,464,223
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	4,811,285	4,803,763
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	16,647,021	17,317,262
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	1,222,422	1,232,009
Dryden Senior Loan Fund CLO Ltd., 2018-55A, “A1”, FLR, 4.953% ((SOFR - 3mo. + 0.26161%) + 1.02%), 4/15/2031 (n)	1,788,296	1,788,099
Dryden Senior Loan Fund CLO Ltd., 2019-75A, “BR3”, FLR, 5.172% (SOFR - 3mo. + 1.5%), 4/14/2034 (n)	16,953,585	16,841,166
Dryden Senior Loan Fund CLO Ltd., 2020-86A, “BR2”, FLR, 5.268% (SOFR - 3mo. + 1.6%), 7/17/2034 (n)	18,968,331	18,970,209
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.342% (SOFR - 1mo. + 1.662%), 6/18/2042 (n)	8,383,500	8,409,366
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)	8,492,449	8,508,871
Empire District Bondco LLC, 4.943%, 1/01/2033	3,561,610	3,608,831
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	1,332,967	1,335,870
Enterprise Fleet Financing 2026-1 LLC, “A2”, 4%, 10/20/2028 (n)	6,746,000	6,728,715
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 4.75%, 3/15/2028 (n)	875,649	876,747
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 6.37%, 6/15/2028 (n)	183,672	183,981
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	101,580	101,725
Greystone Commercial Real Estate Notes, 2025-FL4, “AS”, FLR, 5.81% (SOFR - 1mo. + 2.1385%), 1/15/2043 (n)	2,031,000	2,031,965
Hyundai Auto Lease Securitization Trust, 2025-B, “A2A”, 4.58%, 9/15/2027 (n)	3,783,973	3,791,603
JP Morgan Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	1,671,554	1,653,747
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.536% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	4,331,437	4,326,463
Magnetite CLO Ltd., 2017-19A, FLR, 5.117% (SOFR - 3mo. + 1.45%), 4/17/2034 (n)	3,285,540	3,277,796
MF1 2022-FL8 Ltd., “B”, FLR, 5.626% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	7,392,231	7,391,461
MF1 2024-FL15 LLC, “AS”, FLR, 5.719% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	8,571,000	8,605,580
MF1 2024-FL16 LLC, “A”, FLR, 5.221% (SOFR - 1mo. + 1.541%), 11/18/2039 (n)	17,590,246	17,648,679
MF1 2025-FL19 LLC, “A”, FLR, 5.251% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	15,153,744	15,158,396
MF1 2025-FL19 LLC, “A”, FLR, 5.167% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	7,619,439	7,630,476
MF1 2025-FL20 LLC, “AS”, FLR, 5.379% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	15,453,000	15,507,322
MF1 2026-FL21 LLC, “AS”, FLR, 5.23% (SOFR - 1mo. + 1.55%), 2/18/2041 (n)	8,175,997	8,180,144
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,141,411
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	2,686,640	2,661,383
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM10, “A1LC”, 5.241%, 11/25/2070 (n)	5,098,142	5,076,437
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	7,477,126	7,931,275
Neuberger Berman CLO Ltd., 2015-20A, “A1R3”, FLR, 4.822% (SOFR - 3mo. + 1.15%), 4/15/2039 (n)	5,725,000	5,710,997
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	2,746,425	2,753,656
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	3,808,298	3,823,182
OBX Trust, 2025-NQM13, “A1”, 5.441%, 5/25/2065 (n)	2,321,177	2,328,407
OBX Trust, 2025-NQM20, “A1”, 5.021%, 10/25/2065 (n)	3,493,719	3,480,598
Palmer Square Loan Funding 2024-3A Ltd., “A2R”, FLR, 4.81% (SOFR - 3mo. + 1.15%), 8/08/2032 (n)	16,148,818	16,130,521
Parallel Ltd., 2023-1A, “A2R”, FLR, 5.467% (SOFR - 3mo. + 1.8%), 7/20/2036 (n)	6,858,996	6,858,776
PFP III 2025-12 Ltd., “AS”, FLR, 5.421% (SOFR - 1mo. + 1.7418%), 12/18/2042 (n)	12,850,500	12,851,104
PLYM Commercial Mortgage Trust, 2026-IND, “A”, FLR, 4.923% (SOFR - 1mo. + 1.25%), 3/15/2043 (n)	7,770,000	7,731,150
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.812% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	10,302,485	10,288,515
PMT Loan Trust, 2026-INV4, “A36”, FLR, 5.108% (SOFR - 1mo. + 1.45%), 3/25/2057 (n)(w)	4,588,299	4,577,840
PRM Loan Trust, 2025-PRM6, “A”, 4.63%, 7/05/2033 (n)	4,808,434	4,770,825
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	7,871,161	7,874,358
Rate Mortgage Trust, 2025-J3, “A27”, FLR, 5.211% (SOFR - 1mo. + 1.55%), 11/25/2055 (n)	10,111,722	10,161,437
Residential Funding Mortgage Securities, Inc., FGIC, 3.413%, 12/25/2035 (d)(q)	140,906	1,803
Rockford Tower CLO 2020-1A Ltd., “A2R”, FLR, 4.968% (SOFR - 3mo. + 1.3%), 1/20/2036 (n)	18,536,627	18,421,626
Santander Drive Auto Receivables Trust, 2026-1, “A2”, 4.04%, 3/15/2029	5,108,000	5,105,573

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 5.472% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	$17,154,000	$17,134,906
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	4,168,412	4,175,166
TPG Real Estate Finance, 2025-FL7, “A”, FLR, 5.129% (SOFR - 1mo. + 1.45%), 6/18/2043 (n)	16,758,371	16,762,276
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	1,714,000	1,716,587
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	1,718,238	1,709,823
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	2,288,977	2,299,907
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 5.383% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	6,178,037	6,179,106
		$574,870,380
Auto & Auto Components – 0.2%
Magna International, Inc., 2.45%, 6/15/2030	$5,772,000	$5,294,923
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	9,598,000	8,111,790
		$13,406,713
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$16,902,000	$17,751,595
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,569,000	5,974,782
LPL Holdings, Inc., 6.75%, 11/17/2028	1,321,000	1,384,010
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	15,087,000	14,431,564
		$39,541,951
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$586,000	$542,028
Masco Corp., 2%, 2/15/2031	12,460,000	10,979,374
Vulcan Materials Co., 3.5%, 6/01/2030	1,294,000	1,240,400
		$12,761,802
Business Services – 0.4%
Equinix, Inc., 1.8%, 7/15/2027	$4,515,000	$4,362,154
Equinix, Inc., 2.5%, 5/15/2031	6,102,000	5,446,452
Experian Finance PLC, 4.25%, 2/01/2029 (n)	4,026,000	3,995,931
Fiserv, Inc., 2.65%, 6/01/2030	2,308,000	2,101,563
Global Payments, Inc., 2.9%, 11/15/2031	3,763,000	3,297,288
Verisk Analytics, Inc., 4.125%, 3/15/2029	2,855,000	2,839,265
Verisk Analytics, Inc., 5.75%, 4/01/2033	5,258,000	5,441,579
		$27,484,232
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$3,545,000	$3,599,889
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	6,806,000	7,706,279
		$11,306,168
Chemicals – 0.0%
RPM International, Inc., 2.95%, 1/15/2032	$2,452,000	$2,204,255
Conglomerates – 0.1%
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	$6,985,000	$7,005,485
Consumer Products – 0.0%
Kenvue, Inc., 4.9%, 3/22/2033	$3,446,000	$3,473,731

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Diversified Financial Services – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$12,829,000	$12,687,687
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	7,298,000	7,220,014
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	2,248,000	2,247,883
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	6,935,000	6,856,672
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	2,516,000	2,430,736
		$31,442,992
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$9,948,000	$8,789,616
Energy - Independent – 0.3%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$4,479,000	$4,547,067
EQT Corp., 5.75%, 2/01/2034	10,952,000	11,290,786
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	3,117,000	3,124,226
		$18,962,079
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$14,222,000	$12,851,405
Eni S.p.A., 4.75%, 9/12/2028 (n)	12,753,000	12,845,816
		$25,697,221
Food & Beverages – 0.5%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$2,490,000	$2,318,415
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	9,930,000	12,410,402
Diageo Capital PLC, 2.375%, 10/24/2029	7,901,000	7,388,461
Mars, Inc., 5.2%, 3/01/2035 (n)	15,358,000	15,504,219
		$37,621,497
Global Systemically Important Banks – 1.9%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$11,068,000	$9,847,410
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	10,264,000	9,547,810
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	8,505,000	7,507,990
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	2,870,000	2,614,248
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	1,604,000	1,494,565
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	15,634,000	13,897,269
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	6,063,000	5,500,491
JPMorgan Chase & Co., 5.766%, 4/22/2035	4,837,000	5,038,147
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	8,178,000	6,236,405
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	2,957,000	2,270,671
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	9,243,000	8,268,749
Mitsubishi UFJ Financial Group, Inc., 5.615%, 4/24/2036	14,824,000	15,170,552
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	20,096,000	18,659,605
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	10,674,000	9,597,400
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	21,679,000	19,100,732
UBS Group AG, 5.699% to 2/08/2034, FLR (CMT - 1yr. + 1.77%) to 2/08/2035 (n)	6,119,000	6,272,692
		$141,024,736
Insurance – 0.7%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$7,948,000	$7,684,661
Corebridge Financial, Inc., 3.9%, 4/05/2032	11,552,000	10,833,417
Corebridge Financial, Inc., 5.75%, 1/15/2034	4,619,000	4,737,612
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	14,375,000	13,929,506
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	2,233,000	2,127,326

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	$11,339,000	$12,005,342
		$51,317,864
Insurance - Health – 0.2%
Humana, Inc., 5.875%, 3/01/2033	$4,563,000	$4,662,397
UnitedHealth Group, Inc., 5%, 4/15/2034	7,433,000	7,438,821
		$12,101,218
Insurance - Property & Casualty – 0.6%
Aon Corp., 4.5%, 12/15/2028	$6,796,000	$6,827,244
Brown & Brown, Inc., 4.2%, 3/17/2032	7,284,000	6,875,484
Brown & Brown, Inc., 5.55%, 6/23/2035	1,965,000	1,962,390
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	14,958,000	15,344,988
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	348,000	363,577
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	3,179,000	2,307,297
Marsh & McLennan Cos., Inc., 4.95%, 3/15/2036	9,396,000	9,307,185
		$42,988,165
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$2,221,000	$2,375,928
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$14,679,000	$14,884,646
Media – 0.1%
Walt Disney Co., 3.5%, 5/13/2040	$7,611,000	$6,229,367
Medical & Health Technology & Services – 0.3%
Adventist Health System/West, 5.43%, 3/01/2032	$8,829,000	$8,965,925
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	944,000	873,130
Cigna Corp., 3.2%, 3/15/2040	1,613,000	1,249,623
HCA, Inc., 5.125%, 6/15/2039	5,387,000	5,076,828
Northwell Healthcare, Inc., 3.979%, 11/01/2046	490,000	380,615
Northwell Healthcare, Inc., 4.26%, 11/01/2047	3,585,000	2,904,237
		$19,450,358
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$4,819,000	$4,489,990
Metals & Mining – 0.3%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$1,639,000	$1,605,915
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	4,221,000	4,352,592
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	14,501,000	13,229,811
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	5,139,000	4,673,110
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,163,000	1,968,708
		$25,830,136
Midstream – 0.5%
Enbridge, Inc., 5.625%, 4/05/2034	$11,364,000	$11,721,843
Plains All American Pipeline LP, 3.8%, 9/15/2030	6,329,000	6,098,437
Plains All American Pipeline LP, 5.7%, 9/15/2034	3,498,000	3,573,086
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,572,000	1,560,587
Spectra Energy Partners LP, 3.375%, 10/15/2026	2,615,000	2,601,896

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Targa Resources Corp., 4.2%, 2/01/2033	$2,565,000	$2,428,383
Targa Resources Corp., 6.125%, 3/15/2033	8,075,000	8,539,960
		$36,524,192
Mortgage-Backed – 9.2%
Fannie Mae, 4.54%, 7/01/2026	$790,943	$790,511
Fannie Mae, 3.95%, 1/01/2027	765,667	764,579
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	1,903,660	1,775,954
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	771,707	802,692
Fannie Mae, 2.5%, 11/01/2031 - 12/01/2036	272,490	259,427
Fannie Mae, 5.5%, 2/01/2033 - 12/01/2038	3,384,064	3,433,682
Fannie Mae, 3%, 2/25/2033 (i)	393,740	24,621
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	7,701,338	7,622,443
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	2,264,225	2,285,264
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	2,214,738	2,274,069
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	21,715,212	20,444,612
Fannie Mae, 3.25%, 5/25/2040	140,486	133,497
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	17,787,637	17,155,950
Fannie Mae, 4.661%, 2/25/2045 (n)	2,495,930	2,492,077
Fannie Mae, 2%, 4/25/2046	292,296	271,885
Fannie Mae, 4%, 7/25/2046 (i)	567,916	102,082
Fannie Mae, 5.561%, 11/25/2053	4,403,759	4,518,947
Fannie Mae, UMBS, 2.5%, 10/01/2036 - 8/01/2052	92,518,074	79,075,110
Fannie Mae, UMBS, 3%, 2/01/2037 - 6/01/2052	31,472,806	27,956,913
Fannie Mae, UMBS, 5%, 10/01/2037 - 7/01/2053	9,674,812	9,589,019
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 4/01/2052	3,874,819	3,024,413
Fannie Mae, UMBS, 2%, 2/01/2042 - 2/01/2052	35,404,695	29,703,388
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 3/01/2053	4,010,579	3,892,542
Fannie Mae, UMBS, 6%, 11/01/2052 - 8/01/2055	24,129,243	24,619,377
Fannie Mae, UMBS, 5.5%, 3/01/2053 - 12/01/2054	7,858,421	7,924,674
Freddie Mac, 0.638%, 6/25/2027 (i)	39,273,000	335,874
Freddie Mac, 0.725%, 6/25/2027 (i)	11,333,499	70,987
Freddie Mac, 0.561%, 7/25/2027 (i)	31,604,221	175,606
Freddie Mac, 0.326%, 8/25/2027 (i)	27,934,000	140,695
Freddie Mac, 0.403%, 8/25/2027 (i)	16,354,886	81,859
Freddie Mac, 0.279%, 9/25/2027 (i)	30,183,000	153,472
Freddie Mac, 0.196%, 11/25/2027 (i)	47,333,000	153,392
Freddie Mac, 0.275%, 11/25/2027 (i)	31,634,892	119,425
Freddie Mac, 0.316%, 11/25/2027 (i)	28,147,693	121,454
Freddie Mac, 0.249%, 12/25/2027 (i)	29,308,000	126,684
Freddie Mac, 0.293%, 12/25/2027 (i)	32,765,000	176,675
Freddie Mac, 0.357%, 12/25/2027 (i)	47,331,379	268,748
Freddie Mac, 1.081%, 7/25/2029 (i)	824,044	25,671
Freddie Mac, 1.135%, 8/25/2029 (i)	12,966,130	436,627
Freddie Mac, 1.797%, 4/25/2030 (i)	2,500,000	162,920
Freddie Mac, 1.839%, 4/25/2030 (i)	7,819,828	519,485
Freddie Mac, 1.666%, 5/25/2030 (i)	4,048,749	257,584
Freddie Mac, 1.799%, 5/25/2030 (i)	8,995,049	603,352
Freddie Mac, 1.341%, 6/25/2030 (i)	3,687,431	186,181
Freddie Mac, 1.597%, 8/25/2030 (i)	3,331,192	205,763
Freddie Mac, 1.168%, 9/25/2030 (i)	2,196,896	102,542
Freddie Mac, 1.08%, 11/25/2030 (i)	4,320,889	193,346
Freddie Mac, 0.318%, 1/25/2031 (i)	16,897,073	198,272
Freddie Mac, 0.779%, 1/25/2031 (i)	6,541,106	226,933

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.935%, 1/25/2031 (i)	$4,767,487	$188,516
Freddie Mac, 0.508%, 3/25/2031 (i)	13,712,994	282,279
Freddie Mac, 0.732%, 3/25/2031 (i)	5,934,811	198,469
Freddie Mac, 1.213%, 5/25/2031 (i)	2,518,959	137,192
Freddie Mac, 0.937%, 7/25/2031 (i)	4,010,843	181,609
Freddie Mac, 0.505%, 8/25/2031 (i)	5,104,641	118,033
Freddie Mac, 0.536%, 9/25/2031 (i)	16,898,337	440,016
Freddie Mac, 0.854%, 9/25/2031 (i)	5,075,984	207,086
Freddie Mac, 0.349%, 11/25/2031 (i)	25,136,487	443,523
Freddie Mac, 0.496%, 12/25/2031 (i)	23,600,379	572,057
Freddie Mac, 0.566%, 12/25/2031 (i)	40,016,231	1,081,179
Freddie Mac, 0.285%, 11/25/2032 (i)	23,310,507	316,951
Freddie Mac, 3%, 2/15/2033 (i)	329,451	14,523
Freddie Mac, 6%, 3/01/2033 - 9/01/2055	6,790,530	6,933,506
Freddie Mac, 3.5%, 7/01/2033 - 10/25/2058	9,240,171	8,731,275
Freddie Mac, 5%, 9/01/2033 - 7/01/2041	1,405,377	1,420,747
Freddie Mac, 5.5%, 12/01/2033 - 10/01/2035	699,926	710,104
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	297,057	310,281
Freddie Mac, 4.5%, 4/01/2035 - 5/01/2042	1,123,743	1,113,230
Freddie Mac, 5.5%, 2/15/2036 (i)	92,224	13,960
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	3,590,005	3,470,263
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	16,015,467	14,611,576
Freddie Mac, 4.5%, 12/15/2040 (i)	31,898	2,934
Freddie Mac, 4%, 8/15/2044 (i)	85,273	6,933
Freddie Mac, UMBS, 6.5%, 5/01/2028 - 11/01/2054	1,603,270	1,667,285
Freddie Mac, UMBS, 5%, 7/01/2035 - 9/01/2053	7,046,323	6,978,687
Freddie Mac, UMBS, 6%, 1/01/2036 - 7/01/2055	16,030,073	16,356,735
Freddie Mac, UMBS, 2.5%, 4/01/2037 - 9/01/2052	34,035,997	28,878,713
Freddie Mac, UMBS, 3%, 10/01/2037 - 7/01/2053	20,962,154	18,488,781
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	44,049,475	35,940,432
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	3,323,286	3,099,511
Freddie Mac, UMBS, 4%, 8/01/2047 - 5/01/2052	7,968,106	7,617,098
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 10/01/2051	1,104,404	857,355
Freddie Mac, UMBS, 4.5%, 10/01/2052 - 1/01/2053	9,464,675	9,173,890
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 7/01/2055	9,816,198	9,910,639
Ginnie Mae, 6%, 9/15/2032 - 11/20/2054	878,724	910,402
Ginnie Mae, 5.5%, 12/15/2032 - 3/20/2055	21,785,842	22,001,794
Ginnie Mae, 4.5%, 7/15/2033 - 12/20/2052	29,981,082	29,230,018
Ginnie Mae, 5%, 7/20/2033 - 5/20/2053	20,123,323	20,032,703
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	12,611,420	11,976,781
Ginnie Mae, 3.889%, 9/20/2041	2,088,155	2,056,664
Ginnie Mae, 3.5%, 12/15/2041 - 3/20/2048	5,719,166	5,395,700
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	28,948,286	26,003,036
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	38,215,828	32,902,365
Ginnie Mae, 2%, 1/20/2052 - 9/20/2052	27,068,550	22,374,132
Ginnie Mae, 4.402%, 2/20/2056	7,920,416	7,906,826
Ginnie Mae, 4.522%, 9/20/2065	4,502,588	4,515,404
Ginnie Mae, 4.472%, 2/20/2066	6,420,064	6,413,993
Ginnie Mae, TBA, 3.5%, 4/15/2056	5,600,000	5,135,510
UMBS, TBA, 3%, 4/13/2056	1,000,000	878,179
UMBS, TBA, 5.5%, 4/13/2056	34,000,000	34,156,601
UMBS, TBA, 1.5%, 4/25/2056	10,225,000	7,888,428
UMBS, TBA, 4%, 4/25/2056	13,225,000	12,478,100
		$688,713,279

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.4%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$9,860,000	$10,233,572
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	5,815,000	6,873,475
Rhode Island Student Loan Authority, Education Loan Rev., Taxable, “1”, 6.081%, 12/01/2042	6,600,000	6,798,479
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	3,243,000	2,984,811
		$26,890,337
Natural Gas - Distribution – 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$3,757,000	$3,570,296
NiSource, Inc., 5.65%, 2/01/2045	1,946,000	1,882,857
		$5,453,153
Network & Telecom – 0.2%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$1,792,000	$1,817,499
Verizon Communications, Inc., 3.15%, 3/22/2030	3,222,000	3,068,746
Verizon Communications, Inc., 2.55%, 3/21/2031	2,662,000	2,416,744
Verizon Communications, Inc., 4.812%, 3/15/2039	5,693,000	5,306,697
		$12,609,686
Non-Global Systemically Important Banks – 0.6%
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	$15,546,000	$14,969,344
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	2,814,000	2,832,981
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,866,000	2,826,921
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	8,348,000	8,648,907
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	17,174,000	16,291,197
		$45,569,350
Pollution Control – 0.3%
Waste Management, Inc., 4.875%, 2/15/2034	$19,470,000	$19,687,320
Real Estate - Other – 0.2%
Public Storage Operating, REIT, 5.1%, 8/01/2033	$14,650,000	$14,961,041
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$553,000	$545,494
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	5,578,000	5,427,113
Realty Income Corp., REIT, 3.25%, 1/15/2031	1,504,000	1,414,218
		$7,386,825
Real Estate - Storage & Office – 0.0%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$3,985,000	$3,419,609
Refining – 0.1%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$2,955,000	$2,512,356
Phillips 66 Co., 2.15%, 12/15/2030	9,419,000	8,444,165
		$10,956,521
Retail & E-commerce – 0.2%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$7,513,000	$5,924,114
Genuine Parts Co., 2.75%, 2/01/2032	12,549,000	10,876,498
		$16,800,612

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Semiconductor & Electronic Components – 0.1%
Broadcom, Inc., 4.926%, 5/15/2037 (n)	$10,606,000	$10,287,005
Software – 0.4%
Oracle Corp., 4.9%, 2/06/2033	$2,595,000	$2,459,253
Oracle Corp., 5.2%, 9/26/2035	8,713,000	8,172,750
Roper Technologies, Inc., 2%, 6/30/2030	3,961,000	3,534,991
Salesforce, Inc., 5.2%, 3/15/2033	4,680,000	4,672,008
Salesforce, Inc., 5.55%, 3/15/2036	4,680,000	4,665,442
Salesforce, Inc., 6.4%, 3/15/2046	3,120,000	3,141,600
		$26,646,044
Telecommunications - Wireless – 0.5%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$7,499,000	$7,409,252
Rogers Communications, Inc., 3.8%, 3/15/2032	13,029,000	12,162,408
T-Mobile USA, Inc., 2.05%, 2/15/2028	6,433,000	6,170,357
T-Mobile USA, Inc., 4.5%, 4/15/2050	7,504,000	6,058,827
Vodafone Group PLC, 5.625%, 2/10/2053	2,717,000	2,537,214
		$34,338,058
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$17,670,000	$17,677,057
Philip Morris International, Inc., 5.125%, 11/17/2027	2,946,000	2,985,502
Philip Morris International, Inc., 5.625%, 11/17/2029	1,348,000	1,401,079
Philip Morris International, Inc., 5.125%, 2/15/2030	5,093,000	5,196,597
Philip Morris International, Inc., 5.75%, 11/17/2032	5,979,000	6,294,207
		$33,554,442
Transportation & Logistics – 0.0%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,559,000	$2,909,385
Travel, Gaming, & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$4,735,000	$4,776,067
Las Vegas Sands Corp., 3.9%, 8/08/2029	2,724,000	2,624,648
Marriott International, Inc., 4.625%, 6/15/2030	6,977,000	6,977,769
Marriott International, Inc., 2.85%, 4/15/2031	23,000	21,061
Marriott International, Inc., 2.75%, 10/15/2033	5,455,000	4,714,444
		$19,113,989
U.S. Treasury Obligations – 10.6%
U.S. Treasury Bonds, 2.875%, 5/15/2043	$27,861,000	$21,397,466
U.S. Treasury Bonds, 4.5%, 2/15/2044	14,000,000	13,388,047
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	162,518
U.S. Treasury Bonds, 4.625%, 11/15/2045	9,500,000	9,163,047
U.S. Treasury Bonds, 2.25%, 8/15/2046 (f)	161,800,000	105,467,055
U.S. Treasury Bonds, 2.875%, 11/15/2046	14,148,000	10,341,856
U.S. Treasury Bonds, 1.875%, 11/15/2051	9,015,000	4,952,263
U.S. Treasury Bonds, 2.25%, 2/15/2052	44,658,400	26,913,664
U.S. Treasury Bonds, 4%, 11/15/2052	7,700,000	6,615,684
U.S. Treasury Bonds, 4.75%, 11/15/2053	20,000,000	19,446,094
U.S. Treasury Bonds, 4.25%, 2/15/2054	58,900,000	52,761,516
U.S. Treasury Bonds, 4.5%, 11/15/2054	55,700,000	52,035,984
U.S. Treasury Notes, 4.5%, 4/15/2027	20,300,000	20,454,549
U.S. Treasury Notes, 2.75%, 4/30/2027	57,767,600	57,141,909

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.375%, 12/31/2027	$34,200,000	$33,936,820
U.S. Treasury Notes, 4.125%, 7/31/2028	108,900,000	109,648,687
U.S. Treasury Notes, 4.25%, 6/30/2029	97,400,000	98,579,454
U.S. Treasury Notes, 3.875%, 4/30/2030	24,000,000	23,973,750
U.S. Treasury Notes, 4.25%, 11/15/2034	100,900,000	100,872,410
U.S. Treasury Notes, 4%, 11/15/2035	22,500,000	21,948,047
		$789,200,820
Utilities – 0.9%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$4,167,000	$4,398,878
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	1,804,000	1,616,339
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	14,391,000	14,608,309
Duke Energy Corp., 2.65%, 9/01/2026	1,167,000	1,158,822
Duke Energy Corp., 4.5%, 8/15/2032	9,846,000	9,690,914
Duke Energy Progress LLC, 3.45%, 3/15/2029	5,272,000	5,157,038
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,193,000	1,812,155
Exelon Corp., 4.05%, 4/15/2030	4,954,000	4,851,521
Georgia Power Co., 3.7%, 1/30/2050	454,000	332,126
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,889,000	2,595,277
Jersey Central Power & Light Co., 5.1%, 1/15/2035	2,399,000	2,397,968
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	3,467,000	3,589,657
Pacific Gas & Electric Co., 2.1%, 8/01/2027	1,524,000	1,477,007
Pacific Gas & Electric Co., 3%, 6/15/2028	4,676,000	4,523,971
Pacific Gas & Electric Co., 2.5%, 2/01/2031	7,060,000	6,327,208
Pacific Gas & Electric Co., 3.3%, 8/01/2040	3,306,000	2,472,433
Xcel Energy, Inc., 3.4%, 6/01/2030	3,435,000	3,279,848
		$70,289,471
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$3,473,000	$3,117,112
Total Bonds (Identified Cost, $3,141,012,972)		$3,030,571,473
Preferred Stocks – 0.5%
Consumer Products – 0.5%
Henkel AG & Co. KGaA (Identified Cost, $41,278,194)	502,706	$38,624,227
Convertible Preferred Stocks – 0.3%
Aerospace & Defense – 0.3%
Boeing Co., 6%, 10/15/2027 (Identified Cost, $16,947,850)	338,957	$21,991,530
Mutual Funds (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 3.71% (v) (Identified Cost, $127,983,908)	127,978,120	$127,978,120
Other Assets, Less Liabilities – (0.5)%		(37,436,141)
Net Assets – 100.0%		$7,475,317,176

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and MBS/TBAs.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $127,978,120 and
$7,384,775,197, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$730,525,044, representing 9.8% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 3/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,278	$265,115,109	June – 2026	$(1,866,222)
U.S. Treasury Note 5 yr	Long	USD	886	95,847,204	June – 2026	(1,160,727)
U.S. Treasury Ultra Bond 30 yr	Long	USD	407	47,440,937	June – 2026	(1,346,576)
U.S. Treasury Ultra Note 10 yr	Long	USD	198	22,476,094	June – 2026	(393,635)
						$(4,767,160)
At March 31, 2026, the fund had liquid securities collateral with an aggregate value of $6,791,711 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Total Return Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 3/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $6,042,402,431)	$7,384,775,197
Investments in affiliated issuers, at value (identified cost, $127,983,908)	127,978,120
Foreign currency, at value (identified cost, $139)	138
Receivables for
Net daily variation margin on open futures contracts	372,252
Investments sold	4,478,805
Fund shares sold	2,637,052
Interest and dividends	31,630,995
Other assets	44,931
Total assets	$7,551,917,490
Liabilities
Payable to custodian	$7
Payables for
Distributions	924,992
When-issued investments purchased	4,577,814
TBA purchase commitments	61,345,426
Fund shares reacquired	7,989,551
Payable to affiliates
Investment adviser	141,309
Administrative services fee	3,195
Shareholder servicing costs	1,288,470
Distribution and service fees	74,547
Payable for independent Trustees' compensation	49,552
Accrued expenses and other liabilities	205,451
Total liabilities	$76,600,314
Net assets	$7,475,317,176
Net assets consist of
Paid-in capital	$5,807,505,523
Total distributable earnings (loss)	1,667,811,653
Net assets	$7,475,317,176
Shares of beneficial interest outstanding	385,514,976

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,885,742,747	252,036,503	$19.39
Class B	6,491,825	333,065	19.49
Class C	142,586,436	7,262,013	19.63
Class I	908,507,223	46,885,916	19.38
Class R1	6,588,324	340,422	19.35
Class R2	69,720,618	3,576,237	19.50
Class R3	164,644,743	8,481,650	19.41
Class R4	50,398,511	2,595,273	19.42
Class R6	1,240,636,749	64,003,897	19.38

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $20.57 [100 / 94.25 x $19.39]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Total Return Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 3/31/26 (unaudited) Net investment income (loss)
Income
Interest	$64,814,366
Dividends from unaffiliated issuers	54,475,852
Dividends from affiliated issuers	2,023,284
Other	206,314
Income on securities loaned	28,308
Foreign taxes withheld	(405,565)
Total investment income	$121,142,559
Expenses
Management fee	$13,326,124
Distribution and service fees	7,471,044
Shareholder servicing costs	3,233,045
Administrative services fee	280,115
Independent Trustees' compensation	74,860
Custodian fee	147,107
Shareholder communications	108,940
Audit and tax fees	43,195
Legal fees	19,494
Miscellaneous	192,173
Total expenses	$24,896,097
Fees paid indirectly	(1,839)
Reduction of expenses by distributor	(9,405)
Net expenses	$24,884,853
Net investment income (loss)	$96,257,706
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$412,766,710
Affiliated issuers	(1,938)
Futures contracts	1,934,086
Foreign currency	(114,335)
Net realized gain (loss)	$414,584,523
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(246,576,524)
Affiliated issuers	(17,158)
Futures contracts	(6,429,517)
Translation of assets and liabilities in foreign currencies	(37,859)
Net unrealized gain (loss)	$(253,061,058)
Net realized and unrealized gain (loss)	$161,523,465
Change in net assets from operations	$257,781,171
See Notes to Financial Statements

MFS Total Return Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25
Change in net assets
From operations
Net investment income (loss)	$96,257,706	$189,747,634
Net realized gain (loss)	414,584,523	501,990,481
Net unrealized gain (loss)	(253,061,058)	(212,977,250)
Change in net assets from operations	$257,781,171	$478,760,865
Total distributions to shareholders	$(559,549,026)	$(653,270,693)
Change in net assets from fund share transactions	$9,142,504	$(149,362,830)
Total change in net assets	$(292,625,351)	$(323,872,658)
Net assets
At beginning of period	7,767,942,527	8,091,815,185
At end of period	$7,475,317,176	$7,767,942,527
See Notes to Financial Statements

MFS Total Return Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$20.21	$20.68	$18.34	$17.77	$22.04	$19.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.47	$0.46	$0.41	$0.31	$0.28
Net realized and unrealized gain (loss)	0.42	0.73	3.08	1.27	(2.83)	3.36
Total from investment operations	$0.66	$1.20	$3.54	$1.68	$(2.52)	$3.64
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.50)	$(0.47)	$(0.46)	$(0.26)	$(0.33)
From net realized gain	(1.22)	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)
Total distributions declared to shareholders	$(1.48)	$(1.67)	$(1.20)	$(1.11)	$(1.75)	$(1.38)
Net asset value, end of period (x)	$19.39	$20.21	$20.68	$18.34	$17.77	$22.04
Total return (%) (r)(s)(t)(x)	3.36 (n)	6.46	19.98	9.43	(12.61)	19.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72 (a)	0.72	0.72	0.72	0.72	0.72
Expenses after expense reductions (f)	0.72 (a)	0.72	0.72	0.72	0.72	0.72
Net investment income (loss)	2.45 (a)	2.38	2.38	2.18	1.52	1.32
Portfolio turnover rate	24 (n)	41	53	43	88	112
Net assets at end of period (000 omitted)	$4,885,743	$5,029,184	$5,193,089	$4,667,098	$4,462,807	$5,207,735

See Notes to Financial Statements

MFS Total Return Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$20.30	$20.76	$18.40	$17.83	$22.10	$19.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.32	$0.31	$0.27	$0.15	$0.12
Net realized and unrealized gain (loss)	0.42	0.73	3.10	1.26	(2.82)	3.38
Total from investment operations	$0.59	$1.05	$3.41	$1.53	$(2.67)	$3.50
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.34)	$(0.32)	$(0.31)	$(0.11)	$(0.17)
From net realized gain	(1.22)	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)
Total distributions declared to shareholders	$(1.40)	$(1.51)	$(1.05)	$(0.96)	$(1.60)	$(1.22)
Net asset value, end of period (x)	$19.49	$20.30	$20.76	$18.40	$17.83	$22.10
Total return (%) (r)(s)(t)(x)	2.98 (n)	5.64	19.09	8.55	(13.25)	18.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47 (a)	1.47	1.47	1.47	1.47	1.47
Expenses after expense reductions (f)	1.47 (a)	1.47	N/A	1.47	1.47	1.47
Net investment income (loss)	1.69 (a)	1.60	1.61	1.41	0.73	0.57
Portfolio turnover rate	24 (n)	41	53	43	88	112
Net assets at end of period (000 omitted)	$6,492	$9,603	$20,830	$33,156	$48,449	$80,923

Class C	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$20.45	$20.90	$18.52	$17.94	$22.23	$19.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.32	$0.32	$0.27	$0.16	$0.12
Net realized and unrealized gain (loss)	0.41	0.74	3.11	1.28	(2.85)	3.41
Total from investment operations	$0.58	$1.06	$3.43	$1.55	$(2.69)	$3.53
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.34)	$(0.32)	$(0.32)	$(0.11)	$(0.17)
From net realized gain	(1.22)	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)
Total distributions declared to shareholders	$(1.40)	$(1.51)	$(1.05)	$(0.97)	$(1.60)	$(1.22)
Net asset value, end of period (x)	$19.63	$20.45	$20.90	$18.52	$17.94	$22.23
Total return (%) (r)(s)(t)(x)	2.92 (n)	5.67	19.08	8.56	(13.26)	18.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47 (a)	1.47	1.47	1.47	1.47	1.47
Expenses after expense reductions (f)	1.47 (a)	1.47	1.47	1.47	1.47	1.47
Net investment income (loss)	1.69 (a)	1.62	1.62	1.42	0.75	0.57
Portfolio turnover rate	24 (n)	41	53	43	88	112
Net assets at end of period (000 omitted)	$142,586	$162,843	$224,578	$269,522	$325,551	$450,129

See Notes to Financial Statements

MFS Total Return Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$20.20	$20.67	$18.33	$17.77	$22.04	$19.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.52	$0.51	$0.46	$0.36	$0.34
Net realized and unrealized gain (loss)	0.41	0.72	3.08	1.26	(2.83)	3.37
Total from investment operations	$0.68	$1.24	$3.59	$1.72	$(2.47)	$3.71
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.54)	$(0.52)	$(0.51)	$(0.31)	$(0.39)
From net realized gain	(1.22)	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)
Total distributions declared to shareholders	$(1.50)	$(1.71)	$(1.25)	$(1.16)	$(1.80)	$(1.44)
Net asset value, end of period (x)	$19.38	$20.20	$20.67	$18.33	$17.77	$22.04
Total return (%) (r)(s)(t)(x)	3.49 (n)	6.73	20.29	9.64	(12.39)	19.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47 (a)	0.47	0.47	0.47	0.47	0.47
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.70 (a)	2.63	2.63	2.43	1.77	1.57
Portfolio turnover rate	24 (n)	41	53	43	88	112
Net assets at end of period (000 omitted)	$908,507	$930,388	$1,010,924	$923,970	$871,532	$1,008,628

Class R1	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$20.18	$20.65	$18.32	$17.75	$22.02	$19.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.32	$0.32	$0.26	$0.16	$0.12
Net realized and unrealized gain (loss)	0.40	0.73	3.07	1.28	(2.83)	3.37
Total from investment operations	$0.57	$1.05	$3.39	$1.54	$(2.67)	$3.49
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.35)	$(0.33)	$(0.32)	$(0.11)	$(0.17)
From net realized gain	(1.22)	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)
Total distributions declared to shareholders	$(1.40)	$(1.52)	$(1.06)	$(0.97)	$(1.60)	$(1.22)
Net asset value, end of period (x)	$19.35	$20.18	$20.65	$18.32	$17.75	$22.02
Total return (%) (r)(s)(t)(x)	2.93 (n)	5.68	19.06	8.60	(13.28)	18.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47 (a)	1.47	1.47	1.47	1.47	1.47
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	1.70 (a)	1.64	1.63	1.41	0.76	0.57
Portfolio turnover rate	24 (n)	41	53	43	88	112
Net assets at end of period (000 omitted)	$6,588	$6,724	$6,955	$6,166	$8,391	$10,420

See Notes to Financial Statements

MFS Total Return Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$20.31	$20.78	$18.42	$17.85	$22.13	$19.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.42	$0.41	$0.36	$0.26	$0.23
Net realized and unrealized gain (loss)	0.42	0.73	3.10	1.27	(2.84)	3.38
Total from investment operations	$0.64	$1.15	$3.51	$1.63	$(2.58)	$3.61
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.45)	$(0.42)	$(0.41)	$(0.21)	$(0.28)
From net realized gain	(1.22)	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)
Total distributions declared to shareholders	$(1.45)	$(1.62)	$(1.15)	$(1.06)	$(1.70)	$(1.33)
Net asset value, end of period (x)	$19.50	$20.31	$20.78	$18.42	$17.85	$22.13
Total return (%) (r)(s)(t)(x)	3.26 (n)	6.16	19.70	9.10	(12.83)	18.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97 (a)	0.97	0.97	0.97	0.97	0.97
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.19 (a)	2.13	2.13	1.92	1.26	1.07
Portfolio turnover rate	24 (n)	41	53	43	88	112
Net assets at end of period (000 omitted)	$69,721	$74,360	$79,867	$79,854	$88,487	$118,257

Class R3	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$20.23	$20.70	$18.36	$17.79	$22.06	$19.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.47	$0.46	$0.41	$0.31	$0.28
Net realized and unrealized gain (loss)	0.42	0.73	3.08	1.27	(2.83)	3.37
Total from investment operations	$0.66	$1.20	$3.54	$1.68	$(2.52)	$3.65
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.50)	$(0.47)	$(0.46)	$(0.26)	$(0.33)
From net realized gain	(1.22)	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)
Total distributions declared to shareholders	$(1.48)	$(1.67)	$(1.20)	$(1.11)	$(1.75)	$(1.38)
Net asset value, end of period (x)	$19.41	$20.23	$20.70	$18.36	$17.79	$22.06
Total return (%) (r)(s)(t)(x)	3.35 (n)	6.45	19.96	9.41	(12.60)	19.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72 (a)	0.72	0.72	0.72	0.72	0.72
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.44 (a)	2.38	2.38	2.17	1.51	1.32
Portfolio turnover rate	24 (n)	41	53	43	88	112
Net assets at end of period (000 omitted)	$164,645	$216,357	$225,520	$207,158	$222,265	$294,584

See Notes to Financial Statements

MFS Total Return Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$20.24	$20.71	$18.36	$17.80	$22.07	$19.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.52	$0.50	$0.46	$0.36	$0.34
Net realized and unrealized gain (loss)	0.41	0.72	3.10	1.26	(2.83)	3.37
Total from investment operations	$0.68	$1.24	$3.60	$1.72	$(2.47)	$3.71
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.54)	$(0.52)	$(0.51)	$(0.31)	$(0.39)
From net realized gain	(1.22)	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)
Total distributions declared to shareholders	$(1.50)	$(1.71)	$(1.25)	$(1.16)	$(1.80)	$(1.44)
Net asset value, end of period (x)	$19.42	$20.24	$20.71	$18.36	$17.80	$22.07
Total return (%) (r)(s)(t)(x)	3.48 (n)	6.71	20.31	9.62	(12.37)	19.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47 (a)	0.47	0.47	0.47	0.47	0.47
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.70 (a)	2.63	2.59	2.43	1.77	1.57
Portfolio turnover rate	24 (n)	41	53	43	88	112
Net assets at end of period (000 omitted)	$50,399	$72,820	$78,546	$214,802	$203,954	$252,366

Class R6	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$20.20	$20.68	$18.34	$17.77	$22.04	$19.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.53	$0.52	$0.47	$0.38	$0.35
Net realized and unrealized gain (loss)	0.42	0.72	3.08	1.27	(2.83)	3.37
Total from investment operations	$0.69	$1.25	$3.60	$1.74	$(2.45)	$3.72
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.56)	$(0.53)	$(0.52)	$(0.33)	$(0.40)
From net realized gain	(1.22)	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)
Total distributions declared to shareholders	$(1.51)	$(1.73)	$(1.26)	$(1.17)	$(1.82)	$(1.45)
Net asset value, end of period (x)	$19.38	$20.20	$20.68	$18.34	$17.77	$22.04
Total return (%) (r)(s)(t)(x)	3.52 (n)	6.75	20.37	9.78	(12.32)	19.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.39 (a)	0.39	0.40	0.39	0.39	0.39
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.77 (a)	2.71	2.70	2.51	1.85	1.65
Portfolio turnover rate	24 (n)	41	53	43	88	112
Net assets at end of period (000 omitted)	$1,240,637	$1,265,662	$1,251,507	$1,004,631	$902,020	$1,023,815

See Notes to Financial Statements

MFS Total Return Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Total Return Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Total Return Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and

MFS Total Return Fund
Notes to Financial Statements (unaudited) - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,131,439,652	$—	$—	$4,131,439,652
United Kingdom	—	113,970,257	—	113,970,257
Germany	—	38,624,227	—	38,624,227
Switzerland	—	29,725,106	—	29,725,106
Canada	26,301,923	—	—	26,301,923
Hong Kong	—	14,142,559	—	14,142,559
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	789,200,820	—	789,200,820
Non - U.S. Sovereign Debt	—	2,375,928	—	2,375,928
Municipal Bonds	—	26,890,337	—	26,890,337
U.S. Corporate Bonds	—	670,987,452	—	670,987,452
Residential Mortgage-Backed Securities	—	774,681,851	—	774,681,851
Commercial Mortgage-Backed Securities	—	115,725,183	—	115,725,183
Asset-Backed Securities (including CDOs)	—	373,176,625	—	373,176,625
Foreign Bonds	—	277,533,277	—	277,533,277
Investment Companies	127,978,120	—	—	127,978,120
Total	$4,285,719,695	$3,227,033,622	$—	$7,512,753,317

Other Financial Instruments
Futures Contracts – Liabilities	$(4,767,160)	$—	$—	$(4,767,160)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign

MFS Total Return Fund
Notes to Financial Statements (unaudited) - continued
exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at March 31, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Futures Contracts	$(4,767,160)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended March 31, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$1,934,086
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended March 31, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(6,429,517)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or

MFS Total Return Fund
Notes to Financial Statements (unaudited) - continued
cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days.  The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

MFS Total Return Fund
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash posted to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as cash collateral posted. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign

MFS Total Return Fund
Notes to Financial Statements (unaudited) - continued
taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the six months ended March 31, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/25
Ordinary income (including any short-term capital gains)	$209,991,624
Long-term capital gains	443,279,069
Total distributions	$653,270,693
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/26
Cost of investments	$6,216,277,982
Gross appreciation	1,539,242,428
Gross depreciation	(242,767,093)
Net unrealized appreciation (depreciation)	$1,296,475,335
As of 9/30/25
Undistributed ordinary income	32,358,429
Undistributed long-term capital gain	411,498,950
Other temporary differences	(17,848,994)
Net unrealized appreciation (depreciation)	1,543,571,123
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/26	Year ended 9/30/25
Class A	$361,631,574	$416,876,995
Class B	588,199	1,283,131
Class C	10,555,631	14,941,487
Class I	67,955,456	83,946,604
Class R1	460,910	512,722
Class R2	5,206,082	5,935,812
Class R3	12,579,035	17,996,493
Class R4	4,996,852	6,312,465
Class R6	95,575,287	105,464,984
Total	$559,549,026	$653,270,693

MFS Total Return Fund
Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $6.3 billion	0.35%
In excess of $6.3 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
The management fee incurred for the six months ended March 31, 2026 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $84,453 for the six months ended March 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$6,224,406
Class B	0.75%	0.25%	1.00%	1.00%	41,067
Class C	0.75%	0.25%	1.00%	1.00%	768,517
Class R1	0.75%	0.25%	1.00%	1.00%	33,625
Class R2	0.25%	0.25%	0.50%	0.50%	182,467
Class R3	—	0.25%	0.25%	0.25%	220,962
Total Distribution and Service Fees					$7,471,044
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2026, this rebate amounted to $9,391, $4, and $10 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2026, were as follows:
Amount
Class A	$69,367
Class B	—
Class C	4,960
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2026, the fee was $681,169, which equated to 0.0178% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,551,876.

MFS Total Return Fund
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended March 31, 2026 was equivalent to an annual effective rate of 0.0073% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended March 31, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $4,578,442.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2026, this reimbursement amounted to $49,132, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended March 31, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$895,411,913	$982,752,379
Non-U.S. Government securities	909,286,358	1,303,208,173
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/26		Year ended 9/30/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	9,943,394	$197,253,710	22,885,764	$450,048,551
Class B	—	—	5,051	98,660
Class C	344,947	6,942,537	841,844	16,779,424
Class I	4,045,413	80,288,411	7,077,051	139,170,501
Class R1	7,999	158,847	30,257	587,456
Class R2	221,092	4,432,448	654,396	12,926,372
Class R3	702,745	13,980,756	1,181,558	23,207,386
Class R4	166,640	3,296,807	854,601	16,623,944
Class R6	6,258,639	124,351,822	12,268,617	240,717,920
	21,690,869	$430,705,338	45,799,139	$900,160,214

MFS Total Return Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/26		Year ended 9/30/25
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	17,852,978	$345,035,682	20,826,584	$397,313,235
Class B	30,330	588,097	67,316	1,282,870
Class C	520,692	10,175,734	744,939	14,316,412
Class I	3,103,638	59,972,589	3,805,788	72,614,109
Class R1	23,924	460,910	27,009	512,722
Class R2	265,876	5,165,534	307,806	5,895,317
Class R3	649,873	12,579,035	942,312	17,996,493
Class R4	216,701	4,197,618	280,802	5,368,874
Class R6	4,671,593	90,322,111	5,209,896	99,504,266
	27,335,605	$528,497,310	32,212,452	$614,804,298
Shares reacquired
Class A	(24,662,211)	$(489,676,359)	(45,928,337)	$(900,997,723)
Class B	(170,214)	(3,372,961)	(602,592)	(11,814,875)
Class C	(1,568,330)	(31,437,176)	(4,366,567)	(86,781,288)
Class I	(6,327,145)	(125,602,659)	(13,720,828)	(268,434,231)
Class R1	(24,792)	(491,153)	(60,710)	(1,190,901)
Class R2	(571,590)	(11,448,868)	(1,144,762)	(22,594,595)
Class R3	(3,565,386)	(71,471,626)	(2,322,165)	(45,631,755)
Class R4	(1,386,028)	(27,188,270)	(1,329,829)	(26,271,617)
Class R6	(9,570,285)	(189,371,072)	(15,357,636)	(300,610,357)
	(47,845,981)	$(950,060,144)	(84,833,426)	$(1,664,327,342)
Net change
Class A	3,134,161	$52,613,033	(2,215,989)	$(53,635,937)
Class B	(139,884)	(2,784,864)	(530,225)	(10,433,345)
Class C	(702,691)	(14,318,905)	(2,779,784)	(55,685,452)
Class I	821,906	14,658,341	(2,837,989)	(56,649,621)
Class R1	7,131	128,604	(3,444)	(90,723)
Class R2	(84,622)	(1,850,886)	(182,560)	(3,772,906)
Class R3	(2,212,768)	(44,911,835)	(198,295)	(4,427,876)
Class R4	(1,002,687)	(19,693,845)	(194,426)	(4,278,799)
Class R6	1,359,947	25,302,861	2,120,877	39,611,829
	1,180,493	$9,142,504	(6,821,835)	$(149,362,830)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2026, the fund’s commitment fee and interest expense were $18,075 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

MFS Total Return Fund
Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended March 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$114,233,354	$702,565,659	$688,801,797	$(1,938)	$(17,158)	$127,978,120

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,023,284	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Total Return Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST V

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   May 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  May 14, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  May 14, 2026

*  Print name and title of each signing officer under his or her signature.